As filed with the Securities and Exchange Commission on August 24, 2012.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 106	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 107	[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
JNL Series Trust	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on August 27, 2012 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the  “Registration Statement”) is being filed  pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This Amendment is being filed to make permissible changes under Rule 485(b) to the Prospectus dated April 30, 2012 for JNL Series Trust and to the Statement of  Additional Information  dated April 30, 2012 for JNL Series Trust, both of which were filed with the Commission on April 26, 2012, as part of Post-Effective  Amendment No. 104 to the Registration Statement and to file exhibits to the  Registration Statement.  This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Matthew R. Nagle and James Harper.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Multisector Bond Fund, please remove all references to Sonal Desai.

Effective May 25, 2012, please remove all references to Saumen Chattopadhyay as portfolio manager for the following funds:  JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund.

Effective May 25, 2012, in the summary prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Management Team In:	Title:
Steven B. Young	May 2012	Vice President and Portfolio Manager
Mark Pliska	May 2012	Director
Deepesh Srivastava	May 2012	Director

Effective October 1, 2012, in the summary prospectus for JNL/American Funds Global Small Capitalization Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
Mark E. Denning	2010	Senior Vice President, CRGI
J. Blair Frank	2010	Senior Vice President, CRGI
Harold H. La	2010	Senior Vice President, CRGI
Kristian Stromsoe	2012	Senior Vice President, CRGI

Effective July 18, 2012, in the summary prospectus for JNL/American Funds New World Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Carl M. Kawaja	2010	Senior Vice President, Capital World Investors (“CWI”)
Nicholas J. Grace	2012	Senior Vice President – CWI
Robert H. Neithart	2012	Senior Vice President – CWI

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	1.07%

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$109	$340	$590	$1,306

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 40% in fixed income securities, 25% to 40% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.22%

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$124	$387	$670	$1,477

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 35% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.20%
Total Annual Fund Operating Expenses	1.37%

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$139	$434	$750	$1,646

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 30% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.21%
Total Annual Fund Operating Expenses	1.39%

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$142	$440	$761	$1,669

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 15% in fixed income securities, 10% to 25% in U.S. equity securities, and 0% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director

In the summary prospectus for JNL Disciplined Moderate Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Moderate Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Effective October 1, 2012, in the prospectus for JNL/American Funds Global Small Capitalization Fund, in the section entitled “Portfolio Management of the Master Fund,” please remove all references to Dylan J. Yolles, and replace it with the following:

•	Kristian Stromsoe is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years in total; 12 years with CRMC or its affiliates.

Effective July 18, 2012, in the summary prospectus for JNL/American Funds New World Fund, in the section entitled “Portfolio Management of the Master Fund,” please remove all references to James B. Lovelace, and replace it with the following:

•	Nicholas J. Grace is a Senior Vice President of Capital World Investors and has been an investment professional for 22 years in total; 19 years with CRMC or its affiliates

Effective May 25, 2012, in the prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “The Adviser and Portfolio Management,” please remove all references to and biographical information provided for Saumen Chattopadhyay in its entirety and replace it with the following:

The Fund is managed by a team of investment professionals who are responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.  The portfolio managers responsible for the oversight of the Fund are Messrs. Steven B. Young, Mark Pliska and Deepesh Srivastava.  Information regarding the portfolio managers of the Fund is set forth below:

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 25 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $5.4 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Mark Pliska, CFA, is a Senior Analyst, Fixed Income for JNAM since July 2011.  Prior to joining JNAM, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008.  Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

Deepesh Srivastava is an Investment Specialist for JNAM since May 2011.  Prior to joining JNAM, Mr. Srivastava was an Assistant Vice President, Capital Market Front Office (2010-2011) and a Consultant (2009-2010) at Bank of America Merrill Lynch (through Mitchell/Martin), where he was responsible for the analysis and implementation of models/algorithms for analytics and risk management of fixed income products. Prior to that, Mr. Srivastava was a Senior Application Architect at NAVTEQ (a Nokia Company) from 2008 to 2009, and prior to that, an External Consultant for Putnam Investments (through IT Scient/OST International) from 2006 to 2008.  Mr. Srivastava holds his Bachelors in Mathematics from B.H. University in India and a Masters in Applied Statistics and Computer Science from the Indian Institute of Technology.  Additionally, Mr. Srivastava has an MBA degree in Finance from the University of Chicago.

For the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the table entitled “Underlying Funds and Traditional Asset Classes” for JNL Series Trust and “Underlying Funds and Non-Traditional Asset Classes” for JNL Series Trust in its entirety and replace it with the following:

Underlying Funds and Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/BlackRock Global Allocation Fund	Global Tactical Allocation
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Franklin Templeton Global Multisector Bond Fund	Multisector Bond
JNL/Ivy Asset Strategy Fund	Global Tactical Allocation
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital Management International Index Fund	International Equity
JNL/Mellon Capital Management Bond Index Fund	Investment Grade
JNL/Mellon Capital Management European 30 Fund	International Equity
JNL/Mellon Capital Management Pacific Rim 30 Fund	International Equity
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	U.S. Equity
JNL/Neuberger Berman Strategic Income Fund	Multisector Bond
JNL/PIMCO Real Return Fund	Inflation-Protected Securities
JNL/PPM America Floating Rate Income Fund	Bank Loan
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/S&P Competitive Advantage Fund	U.S. Equity
JNL/S&P Dividend Income & Growth Fund	U.S. Equity
JNL/S&P Intrinsic Value Fund	U.S. Equity
JNL/S&P Total Yield Fund	U.S. Equity
JNL/WMC Money Market Fund	Money Market

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	U.S. Equity
JNL/Mellon Capital Management Select Small-Cap Fund	U.S. Equity
JNL/Mellon Capital Management 25 Fund	U.S. Equity
JNL/Mellon Capital Management S&P® 24 Fund	U.S. Equity
JNL/Mellon Capital Management DowSM Dividend Fund	U.S. Equity
JNL/Mellon Capital Management Nasdaq® 25 Fund	U.S. Equity
JNL/Mellon Capital Management Value Line® 30 Fund	U.S. Equity
JNL/Mellon Capital Management VIP Fund	U.S. Equity
JNL/Mellon Capital Management JNL Optimized 5 Fund	Global Equity
JNL/Mellon Capital Management S&P® SMid 60 Fund	U.S. Equity
JNL/Mellon Capital Management NYSE® International 25 Fund	International Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/Franklin Templeton Frontier Markets Fund	Diversified Frontier Markets

Underlying Funds and Non-Traditional Asset Classes and Strategies

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/Brookfield Global Infrastructure Fund	Infrastructure
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Fund	Commodities Broad Basket
JNL/Goldman Sachs U.S. Equity Flex Fund	Long/Short
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/Van Eck International Gold Fund	Precious Metals

Effective May 7, 2012, in the prospectus for the JNL/Franklin Templeton Small Cap Value Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please remove the bullet for Y. Dogan Sahin in its entirety and replace it with the following:

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.

Effective July 1, 2012, in the prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management” please add the following bullet after the second paragraph:

•	Steven B. Raineri (Research Analyst) has been a manager of the Fund since July 2012. He joined Franklin Templeton Investments in 2005.

In the prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  As of June 30, 2012, the capitalization range of the Russell Midcap® Value Index was between $252 million and $18.52 billion.  As of June 30, 2012, the capitalization range of the Russell 2500 Value Index was between $11 million and $7.36 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies. The Fund may also invest in derivatives.

The Sub-Adviser may allocate assets of the Fund to two sub-strategies:  the mid-cap value and the small-mid cap value strategies.  Within the mid-cap value strategy, under normal market conditions, assets will be invested in companies with public market capitalizations within the range of market capitalization of companies constituting the Russell Midcap Value Index, although generally the Sub-Adviser intends to invest in a diversified portfolio of stocks within a market capitalization range of $1 - $10 billion.  Within the small-mid cap value strategy, under normal market conditions, assets will be invested in companies with public market capitalizations within the range of market capitalization of companies constituting the Russell 2500 Value Index although generally the Sub-Adviser intends to invest in a diversified portfolio of stocks within a market capitalization range between $1 and $5 billion.

The Sub-Adviser will make investment decisions between the strategies depending on the cash flows in and out of the Fund and the level of assets that is required to maintain the market capitalization of 80% of its assets within the range of market capitalization of companies constituting the Russell MidCap Value Index and the Russell 2500 Value Index.

In the prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please add the following bullets after the second paragraph:

•
Robert Crystal (Managing Director, Portfolio Manager) Robert is a portfolio manager on the US Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm's Small Cap Value Strategy.  Before joining Goldman Sachs Asset Management, Rob was a Director at Brant Point Capital Management LLC.  Before that, he was a Vice President at Schroder Investment Management and Assistant Vice President at Wheat First Butcher Singer.  Rob has 15 years of industry experience.  He received his BA from the University of Richmond and his MBA from Vanderbilt University.  Rob joined the Value Team in March of 2006.

•
Sally Pope Davis (Managing Director, Portfolio Manager) Sally is a portfolio manager for the US Value Equity Team, where she has broad research responsibilities and oversees the portfolio construction and investment research for the firm's Small Cap Value Strategy. Prior to joining Goldman Sachs Asset Management in 2001, Sally was a Relationship Manager for two years in Private Wealth Management.  Previously, she was a sell-side Bank Analyst for ten years in the Goldman Sachs Investment Research Department.  Before her experiences at Goldman Sachs, Sally spent two years as a Bank Analyst at Brown Brothers Harriman & Co.  and six years at Chase Manhattan.  Sally has 31 years of industry experience.  She graduated Summa Cum Laude with a BS in Finance from the University of Connecticut and received her MBA from the University of Chicago Graduate School of Business.

For JNL Disciplined Moderate Fund, please delete the second paragraph in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

For JNL Disciplined Moderate Growth Fund, please delete the second paragraph in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

For JNL Disciplined Growth Fund, please delete the second paragraph in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Please add the following disclosures to the section entitled “More About The Funds”:

Commodities regulatory risk.  Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.  In February 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) narrowed the basis for exclusion from the requirement that the investment adviser to an entity investing in commodities needs to register as a Commodity Pool Operator (“CPO”).  Filings for exclusion or registration generally must occur prior to December 31, 2012.  Assuming that the Adviser will be a CPO then the Sub-Adviser must generally be registered as a Commodity Trading Advisor (“CTA”).  Registration as a CPO imposes stricter laws, regulations and enforcement policies which would likely increase compliance costs and may affect the operations and financial performance of registered investment companies whose Adviser is required to register as a CPO. It is not expected, however, to materially adversely affect the ability of the Fund to achieve its objective.  The CFTC and the SEC have not yet issued rules reflecting the harmonization of disclosure and reporting requirements.  The effect of the future regulatory changes relating to disclosure and reporting requirements of the Adviser if it is a CPO or the Fund can not be predicted, but are not expected to materially adversely affect the ability of the Fund to achieve its objective.  In addition, the CFTC and the exchanges continue to be authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets.

Restrictions on the Use of Futures Contracts.  The Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 of the Commodity Exchange Act (“CEA”) that significantly limit the ability of certain regulated entities, including registered investment companies and their Advisers and Sub-Advisers, such as the Fund of the Trust, Curian Capital and the Sub-Advisers, to rely on an exclusion from registration with the CFTC as a commodity pool operator (“CPO”).  The exclusion from Rule 4.5 previously allowed registered investment companies to engage in unlimited transactions involving futures contracts.  However, under amended Rule 4.5, the Adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses futures contracts solely for “bona fide hedging purposes,” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions).

Notwithstanding the intention to qualify for the exclusion under Rule 4.5, the evolving investment program of a Fund may require Curian Capital to register as the CPO to the Fund, and may require the Sub-Adviser to register, or it may already be registered, as a commodity trading advisor (“CTA”).  Registration as a CPO or CTA each entail a variety of regulatory obligations.  Moreover, the Fund would be subject to dual regulation by the CFTC and U.S. Securities and Exchange Commission. In that case, CFTC Rule 4.7 may provide some relief from certain CFTC requirements.  Nonetheless, a Fund may experience difficulty in implementing its investment strategy or achieving its investment objective within the constraints of the dual regulation.  In that event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Please add the following row to the section entitled “Benchmarks”:

Name	Primary Benchmark	Secondary Benchmark(s)
JNL/Mellon Capital Management Emerging Markets Index Fund	MSCI Emerging Markets Index	Not Applicable

Please delete “Loans risk” in the section entitled “Glossary of Risks” in its entirety and replace it with the following:

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.

In the event that a borrower defaults on a secured loan, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may decline in value and/or be inadequate or difficult to realize upon. In addition, a court could take action with respect to the floating rate loan adverse to the holders of the loan, such as invalidating the loan, subordinating the loan to presently existing or future indebtedness, or ordering the refund of interest previously paid to the borrower. As a result, the Fund might not receive payments to which it is entitled.  The Adviser or Sub-Adviser may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.  The Fund can invest in loans that are not secured by any collateral of the borrower.  If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose.  Therefore, these loans present greater risks than collateralized loans.

After purchase of a loan participation, the Fund may only be able to enforce its rights through the participating lender, and may assume the credit risk of both the participating lender and the borrower.

Loan instruments may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange.  The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of borrowers, the Adviser or Sub-Adviser relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser or Sub-Adviser.

An increase in demand for loan instruments may adversely affect the supply of available loans and/or the rate of interest payable on loans acquired by the Fund, thus reducing Fund returns. During periods of limited supply of loans, the Fund’s yield may be lower.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.

In the prospectus for all funds, except the JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/AQR Managed Futures Strategy Fund, JNL/Brookfield Global Infrastructure Fund, JNL/DFA U.S. Core Equity Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/UBS Large Cap Select Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled "The Sub-Adviser and Portfolio Management", please delete the last paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2012.

In the section entitled "Management of the Trust," sub-section entitled “Investment Adviser,” please delete the third paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement will be available in the Fund’s Semi-Annual Report dated June 30, 2012.

In the section entitled "Management of the Trust," sub-section entitled “Distribution Plan,” please delete the second paragraph in its entirety and replace it with the following:

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund that adopted the Plan, except for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Balanced Allocation Fund, and JNL/American Funds Growth Allocation Fund, will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  The JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Balanced Allocation Fund, and JNL/American Funds Growth Allocation Fund will pay a Rule 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributed to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

In the section entitled "Financial Highlights", add the paragraph below and the Financial Highlights:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2012 (semi-annual report) has not been audited.

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
06/30/2012	$10.21	$0.01	$0.83	$0.84	$—	$—		$11.05	8.23%	$563,141	3%	0.65%	1.10%	0.17%
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	—		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	—	—		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2012	10.25	0.02	0.84	0.86	—	—		11.11	8.39	83	3	0.40	0.85	0.42
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	—		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	—	—		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(e)
Class A
06/30/2012	10.82	0.07	0.22	0.29	—	—		11.11	2.68	398,966	7	0.55	1.10	1.30
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	—	—		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2012	10.86	0.09	0.22	0.31	—	—		11.17	2.85	245	7	0.30	0.85	1.58
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	—	—		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(e)
Class A
06/30/2012	8.95	0.10	0.45	0.55	—	—		9.50	6.15	166,364	4	0.55	1.15	2.13
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	—	—		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2012	8.99	0.11	0.45	0.56	—	—		9.55	6.23	93	4	0.30	0.90	2.22
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	—	—		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(e)
Class A
06/30/2012	10.17	0.00	0.83	0.83	—	—		11.00	8.16	659,521	0	0.70	1.10	0.09
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	—		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	—	—		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2012	10.20	0.02	0.83	0.85	—	—		11.05	8.33	141	0	0.45	0.85	0.33
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	—		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	—	—		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(e)
Class A
06/30/2012	9.23	(0.02)	0.41	0.39	—	—		9.62	4.23	272,362	2	0.70	1.25	(0.50)
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	—	—		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2012	9.28	(0.01)	0.41	0.40	—	—		9.68	4.31	113	2	0.45	1.00	(0.21)
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	—	—		10.87	8.70	20	3	0.45	1.00	6.65
JNL/American Funds New World Fund(e)
Class A
06/30/2012	9.69	(0.02)	0.45	0.43	—	—		10.12	4.44	352,181	3	0.65	1.45	(0.44)
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	—		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	—	—		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
06/30/2012	9.73	(0.01)	0.46	0.45	—	—		10.18	4.62	103	3	0.40	1.20	(0.19)
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	—		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	—	—		11.37	13.70	18	0	0.40	1.20	3.94

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 20 Fund(e)
Class A
06/30/2012	$13.82	$(0.01)	$0.66	$0.65	$—	$—		$14.47	4.70%	$1,153,127	6%	0.18%	0.18%	(0.18	) %
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	—	—		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund(e)
Class A
06/30/2012	14.35	(0.01)	0.67	0.66	—	—		15.01	4.60	1,690,731	10	0.17	0.17	(0.17)
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	—	—		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund(e)
Class A
06/30/2012	14.65	(0.01)	0.66	0.65	—	—		15.30	4.44	2,283,430	14	0.17	0.17	(0.17)
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	—	—		13.57	35.70	361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund(e)
Class A
06/30/2012	15.05	(0.01)	0.66	0.65	—	—		15.70	4.32	945,655	19	0.18	0.18	(0.18)
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	—	—		13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund (e)
Class A
06/30/2012 *	10.00	0.09	(0.36)	(0.27)	—	—		9.73	(2.70)	26,032	0	0.65	0.65	5.82
JNL/American Funds Growth Allocation Fund(e)
Class A
06/30/2012 *	10.00	0.07	(0.45)	(0.38)	—	—		9.62	(3.80)	15,153	1	0.67	0.67	4.44
JNL Disciplined Moderate Fund(e)
Class A
06/30/2012	9.80	(0.01)	0.55	0.54	—	—		10.34	5.51	591,981	21	0.18	0.18	(0.18)
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	—		9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	—		9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)		8.94	18.67	168,455	12	0.19	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)		7.72	(26.60)	58,062	27	0.19	0.19	2.91
12/31/2007 *	10.00	0.48	0.22	0.70	—	—		10.70	7.00	34,588	31	0.18	0.18	4.75
JNL Disciplined Moderate Growth Fund(e)
Class A
06/30/2012	8.92	(0.01)	0.48	0.47	—	—		9.39	5.27	652,634	25	0.18	0.18	(0.18)
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	—		8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	—		9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)		8.10	22.77	206,365	16	0.19	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)		6.81	(34.76)	74,452	29	0.19	0.19	2.60
12/31/2007 *	10.00	0.35	0.32	0.67	—	—		10.67	6.70	40,459	31	0.18	0.18	3.49
JNL Disciplined Growth Fund(e)
Class A
06/30/2012	8.17	(0.01)	0.42	0.41	—	—		8.58	5.02	249,129	28	0.18	0.18	(0.18)
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	—		8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	—		8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)		7.64	25.39	80,863	24	0.19	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)		6.31	(39.21)	26,133	48	0.19	0.19	2.55
12/31/2007 *	10.00	0.36	0.29	0.65	—	—		10.65	6.50	16,525	28	0.19	0.19	3.58

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data					Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains ( Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)		Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/AQR Managed Futures Strategy Fund
Class A
06/30/2012	$9.46	$(0.06)	$(0.03)	$(0.09)	$—	$—		$9.37	(0.95	) %	$434,500	0%		1.36%	1.36%	(1.32	) %
12/31/2011*	10.00	(0.04)	(0.50)	(0.54)	—	—		9.46	(5.40)		459,751	0		1.36	1.36	(1.34)
Class B
06/30/2012	9.47	(0.05)	(0.03)	(0.08)	—	—		9.39	(0.84)		94	0		1.16	1.16	(1.12)
12/31/2011*	10.00	(0.04)	(0.49)	(0.53)	—	—		9.47	(5.30)		95	0		1.16	1.16	(1.14)
JNL/BlackRock Commodity Securities Fund
Class A
06/30/2012	10.15	0.01	(0.68)	(0.67)	—	—		9.48	(6.60)		1,157,405	3		0.98	0.98	0.14
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	—		10.15	(7.37)		1,052,317	14		0.98	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	—		11.02	17.44		1,000,238	102		1.00	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	—		9.41	50.17		641,108	108		1.03	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)		6.31	(51.30)		214,651	71		1.04	1.04	1.67
12/31/2007 *	10.00	0.07	3.83	3.90	—	—		13.90	39.00		388,379	51		1.05	1.05	0.57
Class B
06/30/2012	10.20	0.02	(0.68)	(0.66)	—	—		9.54	(6.47)		762	3		0.78	0.78	0.33
12/31/2011	11.06	(0.00)	(0.79)	(0.79)	(0.07)	—		10.20	(7.13)		848	14		0.78	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	—		11.06	17.59		694	102		0.80	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	—		9.44	50.34		538	108		0.83	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)		6.33	(51.18)		270	71		0.84	0.84	1.94
12/31/2007 *	10.00	0.12	3.81	3.93	—	—		13.93	39.30		302	51		0.85	0.85	0.96
JNL/BlackRock Global Allocation Fund(g)
Class A
06/30/2012	9.91	0.07	0.26	0.33	—	—		10.24	3.33		1,051,976	24		1.11	1.11	1.29
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	(0.00	)(f)	9.91	(3.82)		513,329	33	(h)	0.81	1.19	0.08
12/31/2010 *	10.00	0.28	0.07	0.35	—	—		10.35	3.50		179,580	5		0.59	1.26	12.50
Class B
06/30/2012	9.94	0.07	0.27	0.34	—	—		10.28	3.42		172	24		0.91	0.91	1.44
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	(0.00	)(f)	9.94	(3.53)		85	33	(h)	0.61	0.99	0.28
12/31/2010 *	10.00	0.33	0.02	0.35	—	—		10.35	3.50		20	5		0.39	1.06	14.63
JNL/Brookfield Global Infrastructure Fund
Class A
06/30/2012	10.36	0.18	0.62	0.80	—	—		11.16	7.72		192,937	45		1.16	1.16	3.31
12/31/2011 *	10.00	0.01	0.35	0.36	—	—		10.36	3.60		127,282	0		1.18	1.18	1.96
Class B
06/30/2012	10.36	0.18	0.63	0.81	—	—		11.17	7.82		125	45		0.96	0.96	3.37
12/31/2011 *	10.00	0.01	0.35	0.36	—	—		10.36	3.60		104	0		0.98	0.98	2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2012	8.97	0.09	0.25	0.34	—	—		9.31	3.79		390,689	27	(i)	1.00	1.00	1.88
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)	—		8.97	(4.76)		371,075	46	(i)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	—		9.52	9.01		358,593	47	(i)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	—		8.82	22.48		279,806	78		1.01	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)		7.35	(28.29)		183,572	70		1.01	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)		11.95	7.96		197,825	155		0.98	0.98	1.60
Class B
06/30/2012	9.18	0.10	0.26	0.36	—	—		9.54	3.92		427	27	(i)	0.80	0.80	2.06
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)	—		9.18	(4.70)		443	46	(i)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	—		9.75	9.40		421	47	(i)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	—		9.01	22.75		411	78		0.81	0.81	2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)		7.50	(28.22)		189	70		0.81	0.81	2.74
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)		12.17	8.24		290	155		0.78	0.78	1.78

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2012	$21.97	$0.17	$0.94	$1.11	$—	$—	$23.08	5.05%	$312,539	17%	1.08%	1.08%	1.45%
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	—	21.97	(4.51)	299,322	39	1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	—	23.23	11.77	436,897	30	1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	—	20.92	38.32 (j)	332,577	85	1.09	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	—	—	15.33	(42.52)	163,107	96	1.09	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	—	26.67	20.65	232,460	195	1.10	1.10	(0.11)
Class B
06/30/2012	22.17	0.19	0.96	1.15	—	—	23.32	5.19	330	17	0.88	0.88	1.66
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	—	22.17	(4.12)	308	39	0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	—	23.40	12.01	311	30	0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	—	21.05	38.63 (j)	329	85	0.89	0.89	1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	—	—	15.41	(42.39)	161	96	0.89	0.89	2.05
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	—	26.75	20.87	133	195	0.90	0.90	0.05
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2012	7.23	0.04	0.48	0.52	—	—	7.75	7.19	281,382	87	0.88	0.92	1.00
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)	—	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)	—	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)	—	6.57	33.83	84,192	36	0.96	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)	(3.47)	4.96	(39.04)	42,644	57	0.96	0.96	1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)	(2.42)	14.53	0.59	81,088	43	0.94	0.94	1.13
Class B
06/30/2012	7.56	0.05	0.50	0.55	—	—	8.11	7.28	215	87	0.68	0.72	1.20
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)	—	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)	—	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)	—	6.85	34.26	94	36	0.76	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)	(3.47)	5.16	(38.93)	138	57	0.76	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)	(2.42)	14.93	0.84	220	43	0.74	0.74	1.41
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2012	20.16	(0.05)	1.02	0.97	—	—	21.13	4.81	903,131	18	0.99	0.99	(0.47)
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	—	(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)	—	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	—	—	16.14	35.52	279,448	67	1.03	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	—	(0.85)	11.91	(38.34)	164,108	69	1.03	1.03	(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	—	(4.00)	20.73	12.14	231,713	81	1.03	1.03	(0.45)
Class B
06/30/2012	20.57	(0.03)	1.05	1.02	—	—	21.59	4.96	788	18	0.79	0.79	(0.26)
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	—	(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)	—	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	—	—	16.40	35.76	248	67	0.83	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	—	(0.85)	12.08	(38.20)	183	69	0.83	0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	—	(4.00)	20.96	12.32	217	81	0.83	0.83	(0.24)

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2012	$7.05	$0.08	$0.39	$0.47	$—		$—		$7.52	6.67%	$133,664	44%	1.27%	1.27%	1.95%
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)		7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		—		9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	—		8.14	69.59	108,276	39	1.27	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		—		4.80	(50.09)	7,727	132	1.29	1.29	1.66
12/31/2007 *	10.00	(0.01)	(0.19)	(0.20)	—		—		9.80	(2.00)	11,747	0	1.30	1.30	(0.67)
Class B
06/30/2012	7.07	0.08	0.39	0.47	—		—		7.54	6.65	204	44	1.07	1.07	2.13
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)		7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		—		9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	—		8.15	69.80	134	39	1.07	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		—		4.80	(49.92)	57	132	1.09	1.09	1.73
12/31/2007 *	10.00	(0.00)	(0.20)	(0.20)	—		—		9.80	(2.00)	98	0	1.10	1.10	(0.47)
JNL/Eastspring Investments China-India Fund
Class A
06/30/2012	6.02	0.07	0.14	0.21	—		—		6.23	3.49	318,696	12	1.31	1.31	2.10
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	—		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	—		—		7.71	82.27	233,497	73	1.33	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	—		—		4.23	(57.62)	25,987	188	1.41	1.41	0.51
12/31/2007 *	10.00	(0.01)	(0.01)	(0.02)	—		—		9.98	(0.20)	4,888	0	1.40	1.40	(0.93)
Class B
06/30/2012	6.07	0.09	0.12	0.21	—		—		6.28	3.46	319	12	1.11	1.11	2.59
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	—		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	—		—		7.74	82.55	239	73	1.13	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	—		—		4.24	(57.52)	68	188	1.21	1.21	0.52
12/31/2007 *	10.00	(0.01)	(0.01)	(0.02)	—		—		9.98	(0.20)	100	0	1.20	1.20	(0.74)
JNL/Franklin Templeton Founding Strategy Fund (e)
Class A
06/30/2012	8.58	(0.00)	0.47	0.47	—		—		9.05	5.48	1,124,051	2	0.05	0.05	(0.05)
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		—		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		—		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(f)	—		8.22	30.13	838,759	5	0.06	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	)(f)	6.32	(36.13)	580,801	14	0.06	0.06	(0.02)
12/31/2007 *	10.00	0.24	(0.15)	0.09	—		—		10.09	0.90	800,395	9	0.05	0.05	2.42
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2012	7.52	0.11	0.28	0.39	—		—		7.91	5.19	558,727	8	1.05	1.05	2.82
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		—		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		—		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		—		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(f)	(0.00	)(f)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
12/31/2007 *	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3	1.10	1.10	1.15
Class B
06/30/2012	7.53	0.12	0.29	0.41	—		—		7.94	5.44	316	8	0.85	0.85	3.03
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		—		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		—		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		—		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(f)	(0.00	)(f)	5.93	(40.50)	153	11	0.91	0.91	2.48
12/31/2007 *	10.00	0.16	(0.08)	0.08	(0.10)		(0.01)		9.97	0.82	211	3	0.90	0.90	1.58

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2012	$10.07	$0.19	$0.44	$0.63	$—		$—	$10.70	6.26%	$412,941	2%		1.11%		1.11%		3.59%
12/31/2011 *	10.00	0.01	0.06	0.07	—		—	10.07	0.70	239,591	3		1.12		1.12		2.34
Class B
06/30/2012	10.07	0.20	0.44	0.64	—		—	10.71	6.36	224	2		0.91		0.91		3.72
12/31/2011 *	10.00	0.01	0.06	0.07	—		—	10.07	0.70	101	3		0.92		0.92		2.52
JNL/Franklin Templeton Income Fund
Class A
06/30/2012	9.94	0.30	0.26	0.56	—		—	10.50	5.63	1,420,622	12		0.94		0.94		5.81
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		—	9.94	2.53	1,254,686	21		0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		—	10.10	12.57	1,061,794	33		0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		—	9.29	32.92	728,236	39		1.00		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		—	7.39	(29.74)	432,233	56		1.00		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)	10.53	1.85	549,659	21	(k)	1.02		1.02		5.45
Class B
06/30/2012	9.59	0.30	0.25	0.55	—		—	10.14	5.74	563	12		0.74		0.74		6.00
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		—	9.59	2.66	514	21		0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		—	9.76	12.79	346	33		0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		—	8.98	33.07	388	39		0.80		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		—	7.16	(29.51)	228	56		0.80		0.80		7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)		(0.02)	10.17	1.96	170	21	(k)	0.83		0.83		5.37
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2012	6.89	0.08	0.18	0.26	—		—	7.15	3.77	237,226	10		1.31		1.31		2.12
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		—	6.89	(14.38)	219,846	21		1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		—	8.17	20.55	213,824	162		1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		—	6.85	52.93	144,004	46		1.31		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		—	4.53	(54.00)	44,755	53		1.31		1.31		1.88
12/31/2007 *	10.00	0.00	(0.13)	(0.13)	—		—	9.87	(1.30)	73,063	2		1.30		1.30		0.22
Class B
06/30/2012	6.94	0.08	0.18	0.26	—		—	7.20	3.75	182	10		1.11		1.11		2.29
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		—	6.94	(14.05)	163	21		1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		—	8.21	20.70	181	162		1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		—	6.88	53.05	218	46		1.11		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		—	4.55	(53.84)	80	53		1.11		1.11		2.01
12/31/2007 *	10.00	0.00	(0.12)	(0.12)	—		—	9.88	(1.20)	108	2		1.11		1.11		0.43
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2012	8.22	0.08	0.38	0.46	—		—	8.68	5.60	745,487	17		1.04		1.04		1.92
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		—	8.22	(0.66)	690,280	37		1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	—	8.48	11.45	594,707	33		1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		—	7.61	26.74	423,572	61		1.11	(l)	1.11	(l)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	—		(0.02)	6.20	(37.90)	255,941	49		1.08	(l)	1.08	(l)	1.67
12/31/2007 *	10.00	0.16	(0.14)	0.02	—		—	10.02	0.20	344,535	33		1.07	(l)	1.07	(l)	1.60
Class B
06/30/2012	8.27	0.09	0.38	0.47	—		—	8.74	5.68	425	17		0.84		0.84		2.12
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		—	8.27	(0.40)	377	37		0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		—	8.52	11.66	358	33		0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		—	7.64	27.00	282	61		0.91	(l)	0.91	(l)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	—		(0.02)	6.22	(37.76)	170	49		0.88	(l)	0.88	(l)	2.13
12/31/2007 *	10.00	0.13	(0.10)	0.03	—		—	10.03	0.30	210	33		0.86	(l)	0.86	(l)	1.29

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2012	$10.69	$0.07	$0.12	$0.19	$—	$—	$10.88	1.78%	$437,223	3%		1.11%	1.11%	1.26%
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	—	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	—	11.02	26.84	294,200	9		1.14	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	—	8.72	33.80	167,589	2		1.16	1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	1.16	0.80
Class B
06/30/2012	10.66	0.08	0.12	0.20	—	—	10.86	1.88	397	3		0.91	0.91	1.47
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	—	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	—	10.98	27.07	400	9		0.94	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	—	8.68	33.96	237	2		0.96	0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96	0.96
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2012	12.22	0.11	0.31	0.42	—	—	12.64	3.44	1,183,489	444	(m)	0.88	0.88	1.72
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(m)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(m)	0.88	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(m)	0.90	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	—	12.01	6.91	614,033	186	(m)	0.91	0.91	4.79
Class B
06/30/2012	12.40	0.12	0.31	0.43	—	—	12.83	3.47	293	444	(m)	0.68	0.68	1.92
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(m)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(m)	0.68	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(m)	0.70	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	—	12.13	7.18	171	186	(m)	0.71	0.71	4.99
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2012	12.03	0.33	0.69	1.02	—	—	13.05	8.48	829,643	47		1.06	1.06	5.09
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)	12.03	(4.67)	782,878	186		1.07	1.07	3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	—	11.89	23.06	193,046	94		1.11	1.11	3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	28,973	44		1.11	1.11	3.92
Class B
06/30/2012	12.09	0.35	0.69	1.04	—	—	13.13	8.60	270	47		0.86	0.86	5.33
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186		0.87	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	—	11.92	23.38	197	94		0.91	0.91	4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	—	—	9.67	(3.30)	97	44		0.91	0.91	4.06

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2012	$9.56	$0.04	$0.67	$0.71	$—	$—		$10.27	7.43%	$834,323	46%	1.01%		1.01%		0.74%
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(n)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	—		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	—		8.56	32.65	275,024	113	1.03		1.03		1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)		6.51	(36.09)	134,460	98	1.04		1.04		0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)		12.82	2.80	169,388	117	1.03		1.03		1.01
Class B
06/30/2012	9.57	0.05	0.68	0.73	—	—		10.30	7.63	9,409	46	0.81		0.81		0.94
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(n)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	—		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	—		8.56	33.09	5,701	113	0.83		0.83		1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)		6.50	(36.03)	244	98	0.84		0.84		1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)		12.83	2.97	210	117	0.83		0.83		1.16
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2012	7.31	0.01	0.69	0.70	—	—		8.01	9.58	113,541	97	1.93	(o)	1.93	(o)	0.31
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	—		7.31	(10.63)	98,233	204	2.03	(o)	2.03	(o)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	—		8.19	8.70	115,234	639	1.88	(o)	1.88	(o)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	—		7.58	24.86	90,306	909	1.54	(o)	1.54	(o)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	—	(0.61)		6.11	(37.68)	41,879	455	1.59	(o)	1.59	(o)	0.98
12/31/2007 *	10.00	(0.02)	0.87	0.85	—	—		10.85	8.50	68,632	240	2.26	(o)	2.26	(o)	(0.19)
Class B
06/30/2012	7.36	0.02	0.69	0.71	—	—		8.07	9.65	205	97	1.73	(o)	1.73	(o)	0.51
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	—		7.36	(10.38)	171	204	1.83	(o)	1.83	(o)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	—		8.24	8.92	170	639	1.68	(o)	1.68	(o)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	—		7.62	25.07	147	909	1.34	(o)	1.34	(o)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	—	(0.61)		6.14	(37.51)	93	455	1.39	(o)	1.39	(o)	1.22
12/31/2007 *	10.00	0.00	0.87	0.87	—	—		10.87	8.70	117	240	2.07	(o)	2.07	(o)	(0.01)
JNL/Invesco Global Real Estate Fund
Class A
06/30/2012	7.75	0.14	1.01	1.15	—	—		8.90	14.84	794,052	41	1.06		1.06		3.26
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	—		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	—		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	—		7.53	32.53	342,951	65	1.07		1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)		5.79	(35.71)	145,218	117	1.03		1.03		2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)		12.44	(15.01)	184,451	76	1.02		1.02		1.29
Class B
06/30/2012	7.82	0.15	1.03	1.18	—	—		9.00	15.09	774	41	0.86		0.86		3.44
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	—		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	—		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	—		7.58	32.86	404	65	0.87		0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)		5.82	(35.61)	294	117	0.83		0.83		2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)		12.52	(14.82)	368	76	0.82		0.82		1.55

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
06/30/2012	$9.56	$0.11	$0.33	$0.44	$—	$—	$10.00	4.60%	$720,695	10%	1.00%	1.00%	2.29%
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	—	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	—	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	—	9.27	36.99 (p)	431,595	27	1.04	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)	249,897	53	1.03	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	—	15.74	9.70	475,302	105	1.03	1.03	1.90
Class B
06/30/2012	10.01	0.13	0.33	0.46	—	—	10.47	4.60	500	10	0.80	0.80	2.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	—	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	—	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	—	9.68	39.94 (p)	386	27	0.84	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)	9,418	53	0.83	0.83	2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	—	15.99	9.96	15,987	105	0.83	0.83	2.08
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2012	11.73	0.01	0.91	0.92	—	—	12.65	7.84	1,119,343	47	0.96	0.96	0.11
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	—	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	—	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	—	10.75	24.29	624,156	57	0.97	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)	350,826	56	0.97	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75	525,103	71	0.99	0.99	0.17
Class B
06/30/2012	11.83	0.02	0.92	0.94	—	—	12.77	7.95	832	47	0.76	0.76	0.31
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	—	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	—	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	—	10.82	24.57	587	57	0.77	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)	404	56	0.77	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05	436	71	0.80	0.80	0.36
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2012	12.55	(0.03)	1.13	1.10	—	—	13.65	8.76	220,708	20	1.15	1.15	(0.37)
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	—	(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	—	—	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	—	—	10.11	34.80	92,793	33	1.16	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	—	(1.33)	7.50	(39.73)	40,314	42	1.16	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	—	(1.06)	14.82	11.37	73,951	37	1.15	1.15	(0.64)
Class B
06/30/2012	12.79	(0.01)	1.14	1.13	—	—	13.92	8.84	454	20	0.95	0.95	(0.17)
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	—	(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	—	—	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	—	—	10.26	35.00	157	33	0.96	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	—	(1.33)	7.60	(39.58)	103	42	0.96	0.96	(0.10)
12/31/2007	14.36	(0.07)	1.72	1.65	—	(1.06)	14.95	11.58	111	37	0.95	0.95	(0.47)

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Ivy Asset Strategy Fund
Class A
06/30/2012	$10.56	$0.14	$0.36	$0.50	$—		$—	$11.06	4.73%	$1,732,932	33%	1.21%	1.21%	2.39%
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		—	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	—	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	—		—	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
06/30/2012	10.60	0.15	0.36	0.51	—		—	11.11	4.81	440	33	1.01	1.01	2.61
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		—	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	—	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	—		—	10.41	4.10	203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2012	6.35	0.14	0.04	0.18	—		—	6.53	2.83	641,933	25	1.00	1.00	4.21
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		—	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		—	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		—	7.17	30.17	549,144	92	1.03	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)		(1.91)	5.72	(44.49)	346,379	90	1.01	1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)		(1.13)	14.35	11.97	727,077	98	1.01	1.01	1.81
Class B
06/30/2012	6.48	0.15	0.05	0.20	—		—	6.68	3.09	521	25	0.80	0.80	4.35
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		—	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		—	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		—	7.31	30.60	546	92	0.83	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)		(1.91)	5.82	(44.44)	458	90	0.81	0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)		(1.13)	14.57	12.23	467	98	0.81	0.81	2.01
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2012	18.84	0.03	1.51	1.54	—		—	20.38	8.17	602,890	42	0.97	0.97	0.30
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	—		—	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	—		—	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	—		—	15.94	42.96	163,690	82	1.01	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	—		—	11.15	(44.44)	91,958	105	1.02	1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	—		—	20.07	7.96	184,228	184	1.01	1.01	(0.16)
Class B
06/30/2012	18.98	0.05	1.52	1.57	—		—	20.55	8.27	211	42	0.77	0.77	0.50
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	—		—	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	—		—	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	—		—	16.13	43.25	114	82	0.81	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	—		—	11.26	(44.31)	158	105	0.82	0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	—		—	20.22	8.13	234	184	0.81	0.81	0.03

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2012	$13.90	$0.20	$0.14	$0.34	$—	$—	$14.24	2.45%	$1,579,707	4%		0.69%	0.69%	2.81%
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	—	13.90	9.83	1,393,976	12		0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	—	12.94	7.34	918,334	9		0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	—	12.39	3.69	693,017	12		0.73	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	—	12.25	6.53	680,849	14		0.76	0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	—	11.74	6.38	265,662	57	(q)	0.78	0.78	4.51
Class B
06/30/2012	14.50	0.22	0.15	0.37	—	—	14.87	2.55	1,330	4		0.49	0.49	3.01
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	—	14.50	10.10	1,323	12		0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	—	13.47	7.53	523	9		0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	—	12.88	3.92	564	12		0.53	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	—	12.71	6.73	897	14		0.56	0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	—	12.16	6.64	138	57	(q)	0.58	0.58	4.71
JNL/Lazard Emerging Markets Fund
Class A
06/30/2012	9.83	0.14	0.65	0.79	—	—	10.62	8.04	1,213,677	12		1.21	1.22	2.53
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	—	9.83	(17.75)	1,170,395	25		1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	—	12.09	21.91	1,386,967	23		1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	—	9.96	71.74	735,862	49		1.27	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	—	14.47	31.81	411,866	53		1.29	1.29	1.37
Class B
06/30/2012	9.87	0.15	0.65	0.80	—	—	10.67	8.11	723	12		1.01	1.02	2.70
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	—	9.87	(17.63)	758	25		1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	—	12.14	22.24	1,062	23		1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	—	9.98	71.96	775	49		1.07	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64		1.08	1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	—	14.49	32.12	347	53		1.09	1.09	1.63
JNL/Lazard Mid Cap Equity Fund
Class A
06/30/2012	10.86	0.02	0.33	0.35	—	—	11.21	3.22	209,250	67		1.01	1.01	0.33
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	—	10.86	(5.67)	223,465	86		1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	—	11.59	23.07	214,053	82		1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	—	9.46	39.65	164,730	79		1.03	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81		1.02	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84		1.02	1.02	0.71
Class B
06/30/2012	10.96	0.03	0.33	0.36	—	—	11.32	3.28	213	67		0.81	0.81	0.55
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	—	10.96	(5.38)	192	86		0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	—	11.68	23.24	176	82		0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	—	9.53	39.19	167	79		0.83	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81		0.82	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84		0.82	0.82	0.92

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)		Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/M&G Global Basics Fund
Class A
06/30/2012	$13.15	$0.12	$(0.28)	$(0.16)	$—	$—		$12.99	(1.22	) %	$305,338	11%	1.20%	1.20%	1.76%
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)	(0.03)		13.15	(11.89)		275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)		14.98	23.19		195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)		12.27	46.88		29,708	43	1.21	1.21	0.47
12/31/2008 *	10.00	0.00	(1.58)	(1.58)	—	—		8.42	(15.80)		4,703	10	1.24	1.24	(0.03)
Class B
06/30/2012	13.21	0.13	(0.28)	(0.15)	—	—		13.06	(1.14)		104	11	1.00	1.00	1.93
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)	(0.03)		13.21	(11.73)		107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)		15.02	23.37		115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)		12.30	47.19		160	43	1.01	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	—	—		8.43	(15.70)		84	10	1.04	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
06/30/2012	10.42	0.10	0.33	0.43	—	—		10.85	4.13		39,364	31	1.19	1.19	1.89
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)	(0.72)		10.42	(11.60)		36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)		12.73	13.13		29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	—		11.41	37.43		17,302	39	1.21	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	—		8.35	(16.43)		4,501	34	1.23	1.23	0.82
Class B
06/30/2012	10.44	0.11	0.33	0.44	—	—		10.88	4.21		141	31	0.99	0.99	2.08
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)	(0.72)		10.44	(11.41)		135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)		12.75	13.36		150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	—		11.42	37.70		126	39	1.01	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	—		8.35	(16.40)		84	34	1.03	1.03	1.03
JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
06/30/2012	7.93	(0.00)	0.58	0.58	—	—		8.51	7.31		293,791	4	0.05	0.05	(0.05)
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	—		7.93	(2.09)		276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(f)	8.22	16.43		257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59		194,494	11	0.06	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)		6.19	(36.25)		100,370	20	0.06	0.06	3.11
12/31/2007 *	10.00	0.21	(0.29)	(0.08)	—	—		9.92	(0.80)		57,683	60	0.06	0.06	3.14
JNL/Mellon Capital Management Index 5 Fund(e)
Class A
06/30/2012	9.31	(0.00)	0.56	0.56	—	—		9.87	6.02		476,388	4	0.05	0.05	(0.05)
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)		423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78		332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16		204,951	8	0.06	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)		6.83	(29.87)		60,409	23	0.06	0.06	3.49
12/31/2007 *	10.00	0.36	(0.36)	0.00	—	—		10.00	0.00		29,922	32	0.06	0.06	5.34
JNL/Mellon Capital Management Emerging Markets Index Fund
Class A
06/30/2012	9.08	0.11	0.22	0.33	—	—		9.41	3.63		252,423	72	0.82	0.82	2.22
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	—	—		9.08	(9.20)		98,562	38	0.84	0.84	1.01
Class B
06/30/2012	9.08	0.11	0.23	0.34	—	—		9.42	3.74		113	72	0.62	0.62	2.22
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	—	—		9.08	(9.20)		91	38	0.64	0.64	1.15

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)		Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management European 30 Fund
Class A
06/30/2012	$9.84	$0.33	$(0.46)	$(0.13)	$—	$—		$9.71	(1.32	) %	$23,397	54%	0.77%	0.77%	6.72%
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)	(0.57)		9.84	(7.35)		21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13		18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03		13,238	65	0.78	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)	—		8.59	(13.74)		2,055	0	0.84	0.84	2.26
Class B
06/30/2012	9.88	0.34	(0.46)	(0.12)	—	—		9.76	(1.21)		145	54	0.57	0.57	6.83
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)		9.88	(7.12)		143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31		142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27		128	65	0.58	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)	—		8.59	13.71		86	0	0.64	0.64	2.45
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
06/30/2012	11.88	0.19	0.11	0.30	—	—		12.18	2.53		87,520	102	0.75	0.75	3.19
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)		11.88	(1.87)		81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	—	(0.00	)(f)	12.71	12.89		38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15		16,625	47	0.78	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)		3,299	0	0.82	0.82	0.78
Class B
06/30/2012	11.93	0.21	0.11	0.32	—	—		12.25	2.68		213	102	0.55	0.55	3.44
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)		11.93	(1.71)		170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	—	(0.00	)(f)	12.75	13.05		191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49		136	47	0.58	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	—	—		9.60	(4.00)		98	0	0.62	0.62	0.99
JNL/Mellon Capital Management S&P 500 Index Fund
Class A
06/30/2012	10.48	0.09	0.87	0.96	—	—		11.44	9.16		1,310,038	3	0.58	0.58	1.54
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)		10.48	1.47		1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44		1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	—		9.38	25.97		900,282	4	0.60	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	—		7.54	(37.64)		457,126	7	0.60	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)		12.36	4.90		656,286	3	0.59	0.59	1.45
Class B
06/30/2012	10.68	0.10	0.89	0.99	—	—		11.67	9.27		16,640	3	0.38	0.38	1.75
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)		10.68	1.77		14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70		12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	—		9.54	26.26		10,996	4	0.40	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	—		7.66	(37.57)		8,916	7	0.40	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)		12.57	5.14		10,797	3	0.39	0.39	1.65

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
06/30/2012	$12.80	$0.06	$0.91	$0.97	$—	$—		$13.77	7.58%	$825,740	4%	0.59%	0.59%	0.91%
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)	658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	—		11.17	38.03	469,779	14	0.61	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30	0.61	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25	0.60	0.60	1.06
Class B
06/30/2012	12.98	0.08	0.92	1.00	—	—		13.98	7.70	7,693	4	0.39	0.39	1.10
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)	6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	—		11.30	38.34	4,541	14	0.41	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30	0.41	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25	0.40	0.40	1.27
JNL/Mellon Capital Management Small Cap Index Fund
Class A
06/30/2012	11.56	0.08	0.88	0.96	—	—		12.52	8.30	901,976	14	0.58	0.58	1.31
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)	(0.40)		11.56	(4.34)	761,311	15	0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	—		12.61	26.32	709,661	14	0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17	0.61	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29	0.61	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21	0.60	0.60	1.21
Class B
06/30/2012	11.69	0.09	0.90	0.99	—	—		12.68	8.47	11,775	14	0.38	0.38	1.51
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)		11.69	(4.20)	10,611	15	0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	—		12.75	26.58	5,158	14	0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17	0.41	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29	0.41	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21	0.40	0.40	1.41
JNL/Mellon Capital Management International Index Fund
Class A
06/30/2012	10.62	0.24	0.11	0.35	—	—		10.97	3.30	1,281,410	1	0.65	0.65	4.27
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	—		10.62	(12.26)	1,144,242	5	0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	—		12.48	6.81	1,066,567	2	0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(f)	11.90	29.28	721,755	2	0.69	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15	0.65	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5	0.65	0.65	2.23
Class B
06/30/2012	10.96	0.26	0.12	0.38	—	—		11.34	3.47	21,161	1	0.45	0.45	4.45
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	—		10.96	(12.09)	19,988	5	0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	—		12.87	7.01	21,720	2	0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(f)	12.26	29.57	18,284	2	0.49	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15	0.45	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5	0.45	0.45	2.43

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Bond Index Fund
Class A
06/30/2012	$12.11	$0.13	$0.12	$0.25	$—	$—		$12.36	2.06%	$1,716,014	37	% (r)	0.56%	0.56%	2.14%
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(r)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(r)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(r)	0.60	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	—		11.07	3.79	379,239	51	(r)	0.61	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	—		11.16	6.43	349,683	45	(r)	0.60	0.60	4.68
Class B
06/30/2012	12.48	0.15	0.12	0.27	—	—		12.75	2.16	5,005	37	(r)	0.36	0.36	2.34
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(r)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(r)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(r)	0.40	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	—		11.36	3.98	1,596	51	(r)	0.41	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	—		11.44	6.68	906	45	(r)	0.41	0.41	4.88
JNL/Mellon Capital Management Global Alpha Fund
Class A
06/30/2012	10.57	(0.07)	(0.11)	(0.18)	—	—		10.39	(1.70)	482,823	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	—	(0.00	)(f)	10.47	6.00	200,918	0		1.36	1.36	(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	—	—		9.88	(1.20)	62,275	0		1.35	1.35	(1.28)
Class B
06/30/2012	10.62	(0.06)	(0.12)	(0.18)	—	—		10.44	(1.69)	222	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	—	(0.00	)(f)	10.49	6.09	196	0		1.16	1.16	(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	—	—		9.89	(1.10)	109	0		1.15	1.15	(1.09)
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2012 *	10.00	0.01	(0.32)	(0.31)	—	—		9.69	(3.10)	60,404	4		0.70	0.70	0.77
Class B
06/30/2012 *	10.00	0.02	(0.33)	(0.31)	—	—		9.69	(3.10)	97	4		0.50	0.50	0.97
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2012 *	10.00	0.04	(0.65)	(0.61)	—	—		9.39	(6.10)	8,253	16		1.15	1.15	3.14
Class B
06/30/2012 *	10.00	0.04	(0.65)	(0.61)	—	—		9.39	(6.10)	94	16		0.95	0.95	2.69
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2012 *	10.00	0.02	(0.03)	(0.01)	—	—		9.99	(0.10)	29,594	57		0.96	0.96	1.36
Class B
06/30/2012 *	10.00	0.03	(0.03)	0.00	—	—		10.00	0.00	100	57		0.76	0.76	1.52

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2012	$9.55	$0.11	$0.32	$0.43	$—	$—	$9.98	4.50%	$616,175	12%		1.01%		1.01%		2.13%
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	—	9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	—	10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06		1.06		1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06		1.06		1.71
12/31/2007	15.25	0.13	0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05		1.05		0.79
Class B
06/30/2012	9.66	0.12	0.33	0.45	—	—	10.11	4.66	684	12		0.81		0.81		2.30
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	—	9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	—	10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21		0.86		0.86		1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22		0.86		0.86		1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31		0.85		0.85		1.02
JNL/PIMCO Real Return Fund
Class A
06/30/2012	12.83	0.12	0.52	0.64	—	—	13.47	4.99	3,285,798	38		0.84	(s)	0.84	(s)	1.86
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)	12.83	11.71	2,714,541	443		0.81	(s)	0.81	(s)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)	12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	—	11.57	17.25	1,189,828	722		0.81		0.81		2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289		0.81		0.81		3.44
12/31/2007 *	10.00	0.43	0.66	1.09	—	—	11.09	10.90	397,393	1,215	(f)	0.80		0.80		4.27
Class B
06/30/2012	12.93	0.14	0.52	0.66	—	—	13.59	5.10	746	38		0.64	(s)	0.64	(s)	2.19
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)	12.93	11.84	513	443		0.61	(s)	0.61	(s)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)	12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	—	11.64	17.76	237	722		0.61		0.61		2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289		0.61		0.61		3.63
12/31/2007 *	10.00	0.32	0.79	1.11	—	—	11.11	11.10	126	1,215	(f)	0.60		0.60		3.20
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2012	12.57	0.13	0.42	0.55	—	—	13.12	4.38	4,615,018	233		0.80	(u)	0.80	(u)	2.07
12/31/2011	12.35	0.30	0.31	0.61	(0.37)	(0.02)	12.57	4.91	3,843,292	500		0.80	(u)	0.80	(u)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)	(0.48)	12.35	7.57	3,248,237	489		0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81		0.81		4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81		0.81		4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(v)	0.80		0.80		4.54
Class B
06/30/2012	13.37	0.15	0.45	0.60	—	—	13.97	4.49	21,792	233		0.60	(u)	0.60	(u)	2.27
12/31/2011	13.11	0.34	0.33	0.67	(0.39)	(0.02)	13.37	5.12	17,968	500		0.60	(u)	0.60	(u)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)	(0.48)	13.11	7.79	15,912	489		0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177		0.61		0.61		4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660		0.61		0.61		4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)	12.64	8.53	8,145	119	(v)	0.61		0.61		4.74
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2012	10.07	0.21	0.15	0.36	—	—	10.43	3.58	498,988	25		1.01		1.01		4.10
12/31/2011 *	10.00	0.36	(0.29)	0.07	—	—	10.07	0.70	445,716	57		1.00		1.00		3.64

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America High Yield Bond Fund
Class A
06/30/2012	$6.51	$0.24	$0.23	$0.47	$—		$—	$6.98	7.22%	$1,487,914	33%	0.74%	0.74%	7.17%
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		—	6.51	4.67	1,261,007	46	0.75	0.75	7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		—	6.67	15.63	900,088	66	0.76	0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		—	6.15	46.30	566,513	50	0.78	0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		—	4.46	(30.75)	188,010	78	0.79	0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)		—	7.43	(1.10)	303,282	95	0.78	0.78	7.92
Class B
06/30/2012	7.23	0.28	0.25	0.53	—		—	7.76	7.33	10,362	33	0.54	0.54	7.37
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		—	7.23	4.96	8,751	46	0.55	0.55	7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		—	7.35	15.76	7,612	66	0.56	0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		—	6.74	46.58	5,989	50	0.58	0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		—	4.86	(30.65)	3,280	78	0.59	0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)		—	8.02	(0.79)	3,999	95	0.58	0.58	8.12
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2012	9.78	0.04	0.47	0.51	—		—	10.29	5.21	160,682	38	1.06	1.06	0.84
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06	1.06	0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	—	10.69	29.58	86,297	73	1.06	1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		—	8.25	47.38	20,020	89	1.06	1.06	0.77
12/31/2008 *	10.00	0.07	(4.37)	(4.30)	(0.08)		—	5.62	(43.00)	5,011	154	1.06	1.06	1.05
Class B
06/30/2012	9.80	0.05	0.48	0.53	—		—	10.33	5.41	150	38	0.86	0.86	1.01
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86	0.86	0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	—	10.70	29.70	122	73	0.86	0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		—	8.25	47.82	92	89	0.86	0.86	0.99
12/31/2008 *	10.00	0.08	(4.38)	(4.30)	(0.09)		—	5.61	(42.94)	58	154	0.86	0.86	1.28
JNL/PPM America Small Cap Value Fund
Class A
06/30/2012	8.41	0.03	0.51	0.54	—		—	8.95	6.42	85,907	44	1.05	1.05	0.65
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		—	8.37	33.97	15,861	114	1.06	1.06	0.60
12/31/2008 *	10.00	0.06	(3.75)	(3.69)	(0.04)		—	6.27	(36.85)	8,356	66	1.06	1.06	1.02
Class B
06/30/2012	8.43	0.04	0.51	0.55	—		—	8.98	6.52	6,786	44	0.85	0.85	0.85
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		—	8.38	34.30	3,850	114	0.86	0.86	0.68
12/31/2008 *	10.00	0.07	(3.75)	(3.68)	(0.05)		—	6.27	(36.75)	87	66	0.86	0.86	1.15

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Value Equity Fund
Class A
06/30/2012	$11.36	$0.10	$0.93	$1.03	$—		$—	$12.39	9.07%	$127,804	17%	0.86%	0.86%	1.57%
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		—	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		—	12.15	17.46	113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		—	10.46	44.58	93,660	63	0.86	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		—	19.15	(5.63)	219,654	86	0.86	0.86	1.55
Class B
06/30/2012	11.40	0.11	0.94	1.05	—		—	12.45	9.21	338	17	0.66	0.66	1.76
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		—	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		—	12.19	17.55	372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		—	10.50	44.72	675	63	0.66	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		—	19.30	(5.36)	132	86	0.66	0.66	1.75
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2012	7.25	0.11	0.69	0.80	—		—	8.05	11.03	611,191	17	1.17	1.17	2.83
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	1.20	0.92
12/31/2008*	10.00	0.04	(4.10)	(4.06)	(0.03	)(w)	—	5.91	(40.56)	15,265	6	1.22	1.22	2.55
Class B
06/30/2012	7.28	0.12	0.69	0.81	—		—	8.09	11.13	390	17	0.97	0.97	2.98
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.00	1.36
12/31/2008*	10.00	0.03	(4.08)	(4.05)	(0.04	)(w)	—	5.91	(40.54)	66	6	1.02	1.02	1.82
JNL/S&P Managed Conservative Fund (e)
Class A
06/30/2012	10.96	(0.01)	0.49	0.48	—		—	11.44	4.38	1,533,075	3	0.15	0.15	(0.15)
12/31/2011	11.00	0.17	0.17	0.34	(0.23)		(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)		—	11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)	10.34	13.53	623,958	11	0.18	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)	9.35	(13.75)	407,426	30	0.19	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	0.18	2.92
JNL/S&P Managed Moderate Fund (e)
Class A
06/30/2012	11.18	(0.01)	0.59	0.58	—		—	11.76	5.19	2,549,065	0	0.14	0.14	(0.14)
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)		(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)		—	11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)	10.41	18.63	1,021,335	6	0.17	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)	8.97	(21.24)	557,615	28	0.18	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)		(0.32)	12.21	7.74	521,470	30	0.19	0.19	2.26
JNL/S&P Managed Moderate Growth Fund(e)
Class A
06/30/2012	11.27	(0.01)	0.69	0.68	—		—	11.95	6.03	4,168,083	1	0.14	0.14	(0.14)
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)		(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)		—	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)	10.54	23.46	1,774,984	13	0.16	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)	8.79	(27.50)	997,961	28	0.16	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)		(0.71)	13.20	8.65	1,403,279	34	0.16	0.16	1.34

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Growth Fund(e)
Class A
06/30/2012	$10.70	$(0.01)	$0.70	$0.69	$—		$—		$11.39	6.45%	$2,847,131	2%	0.14%	0.14%	(0.14	) %
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)		(0.05)		10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)		—		11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)		9.71	28.06	1,479,759	8	0.16	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)		7.94	(35.36)	808,800	32	0.16	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)		(0.71)		13.84	8.70	1,388,072	34	0.15	0.15	0.86
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
06/30/2012	11.51	(0.01)	0.75	0.74	—		—		12.25	6.43	966,001	3	0.16	0.16	(0.16)
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)		—		11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)		—		12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)		(0.33)		10.46	31.05	582,868	19	0.19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)		8.39	(39.16)	414,718	42	0.18	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)		14.89	9.17	702,285	46	0.17	0.17	0.56
JNL/S&P Competitive Advantage Fund
Class A
06/30/2012	10.95	0.05	1.10	1.15	—		—		12.10	10.50	714,952	2	0.69	0.69	0.86
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)		10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)		10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	—		9.95	44.22	254,695	101	0.72	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		—		6.90	(29.40)	90,399	97	0.71	0.71	1.81
12/31/2007 *	10.00	0.01	(0.08)	(0.07)	(0.01)		—		9.92	(0.74)	15,294	0	0.70	0.70	1.46
Class B
06/30/2012	10.95	0.06	1.11	1.17	—		—		12.12	10.68	125	2	0.49	0.49	1.09
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)		10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)		10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	—		9.94	44.70	50	101	0.52	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		—		6.87	(29.59)	14	97	0.51	0.51	1.61
12/31/2007 *	10.00	0.01	(0.08)	(0.07)	(0.01)		—		9.92	(0.67)	99	0	0.47	0.47	1.93
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2012	10.70	0.17	0.75	0.92	—		—		11.62	8.60	1,119,589	6	0.68	0.68	3.09
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	—		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(f)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
12/31/2007 *	10.00	0.02	(0.24)	(0.22)	(0.01)		—		9.77	(2.24)	7,203	0	0.70	0.70	2.03
Class B
06/30/2012	10.76	0.19	0.75	0.94	—		—		11.70	8.74	407	6	0.48	0.48	3.29
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	—		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(f)	7.03	(25.79)	120	64	0.51	0.51	4.41
12/31/2007 *	10.00	0.03	(0.26)	(0.23)	(0.02)		—		9.75	(2.28)	98	0	0.47	0.47	3.29

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Intrinsic Value Fund
Class A
06/30/2012	$9.90	$0.09	$0.35	$0.44	$—		$—		$10.34	4.44%	$640,657	5%	0.69%	0.69%	1.70%
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)		9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	—		9.75	57.04	246,578	151	0.72	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	0.71	1.88
12/31/2007 *	10.00	0.02	(0.10)	(0.08)	(0.01)		—		9.91	(0.81)	18,261	0	0.70	0.70	2.06
Class B
06/30/2012	10.00	0.10	0.35	0.45	—		—		10.45	4.50	153	5	0.49	0.49	1.90
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)		10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	—		9.80	57.84	108	151	0.52	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	0.51	1.55
12/31/2007 *	10.00	0.02	(0.09)	(0.07)	(0.02)		—		9.91	(0.71)	99	0	0.48	0.48	2.37
JNL/S&P Total Yield Fund
Class A
06/30/2012	8.66	0.08	0.77	0.85	—		—		9.51	9.82	453,690	3	0.70	0.70	1.72
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	—		9.10	42.88	212,981	126	0.72	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(f)	6.37	(35.67)	103,601	115	0.71	0.71	2.38
12/31/2007 *	10.00	0.01	0.06	0.07	(0.00	)(f)	—		10.07	0.74	9,806	0	0.70	0.70	1.26
Class B
06/30/2012	8.68	0.09	0.78	0.87	—		—		9.55	10.02	129	3	0.50	0.50	1.92
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	—		9.11	43.04	55	126	0.52	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(f)	6.37	(35.58)	88	115	0.51	0.51	2.35
12/31/2007 *	10.00	0.01	0.07	0.08	(0.01)		—		10.07	0.81	101	0	0.48	0.48	1.64
JNL/S&P 4 Fund(e)
Class A
06/30/2012	10.92	(0.00)	0.91	0.91	—		—		11.83	8.33	1,152,336	4	0.05	0.05	(0.05)
12/31/2011	10.86	0.11	0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	—		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(f)	—		6.79	(31.62)	265,183	15	0.06	0.06	2.54
12/31/2007 *	10.00	0.02	(0.09)	(0.07)	—		—		9.93	(0.70)	22,194	0	0.05	0.05	2.85
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2012	20.97	(0.02)	2.79	2.77	—		—		23.74	13.21	2,306,704	17	0.87	0.87	(0.16)
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	—		—		20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		—		21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		—		18.18	43.49	916,445	62	0.91	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54	0.90	0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)		(1.52)		22.49	10.12	1,043,708	56	0.88	0.88	0.40
Class B
06/30/2012	21.26	0.00	2.83	2.83	—		—		24.09	13.31	41,814	17	0.67	0.67	0.04
12/31/2011	21.47	0.02	(0.23)	(0.21)	—		—		21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		—		21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		—		18.37	43.79	30,411	62	0.71	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54	0.70	0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)		(1.45)		22.69	10.31	34,482	56	0.68	0.68	0.62

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2012	$26.86	$(0.06)	$2.07	$2.01	$—		$—		$28.87	7.48%	$1,579,225	17%		1.01%	1.01%	(0.42	) %
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)	1,437,209	38		1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27		1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	—		(0.01	)(x)	23.79	46.93	820,894	32		1.02	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	—		(1.80)		16.20	(40.68)	425,184	37		1.02	1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	(0.00	)(f)	(3.64)		30.37	17.26	697,484	45		1.02	1.02	(0.04)
Class B
06/30/2012	27.44	(0.03)	2.11	2.08	—		—		29.52	7.58	42,679	17		0.81	0.81	(0.22)
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)	38,236	38		0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27		0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	—		(0.01	)(x)	24.19	47.22	28,372	32		0.82	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	—		(1.80)		16.44	(40.56)	17,811	37		0.82	0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	(0.00	)(f)	(3.64)		30.71	17.50	29,638	45		0.82	0.82	0.18
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2012	9.91	0.07	0.07	0.14	—		—		10.05	1.41	1,391,564	18		0.71	0.71	1.32
12/31/2011	9.88	0.15	(0.01)	0.14	(0.11)		—		9.91	1.38	1,220,682	50		0.72	0.72	1.54
12/31/2010	9.71	0.18	0.10	0.28	(0.11)		—		9.88	2.94	872,892	54		0.72	0.72	1.83
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64	484,832	102		0.74	0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)	295,409	134		0.74	0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)		—		10.49	4.82	311,237	73	(y)	0.75	0.75	4.62
Class B
06/30/2012	9.99	0.08	0.07	0.15	—		—		10.14	1.50	259	18		0.51	0.51	1.52
12/31/2011	9.95	0.17	(0.01)	0.16	(0.12)		—		9.99	1.58	284	50		0.52	0.52	1.67
12/31/2010	9.76	0.20	0.11	0.31	(0.12)		—		9.95	3.22	88	54		0.52	0.52	2.03
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74	211	102		0.54	0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)		(0.04)		9.41	(5.66)	50	134		0.54	0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)		—		10.53	4.95	118	73	(y)	0.55	0.55	4.74
JNL/T. Rowe Price Value Fund
Class A
06/30/2012	10.47	0.09	0.69	0.78	—		—		11.25	7.45	1,519,416	25		0.92	0.93	1.63
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)		—		10.47	(2.07)	1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		—		10.84	15.89	1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		—		9.44	37.09	727,672	21		0.96	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)		(1.43)		6.98	(40.47)	412,536	29		0.96	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)		(0.89)		14.65	0.85	707,468	33		0.95	0.95	1.59
Class B
06/30/2012	10.75	0.10	0.71	0.81	—		—		11.56	7.53	805	25		0.72	0.73	1.83
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)		—		10.75	(1.80)	731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		—		11.11	16.04	594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		—		9.67	37.46	549	21		0.76	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)		(1.43)		7.14	(40.39)	385	29		0.76	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)		(0.89)		14.95	1.03	641	33		0.75	0.75	1.73

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/UBS Large Cap Select Growth Fund
Class A
06/30/2012	$21.28	$(0.00)	$0.87	$0.87	$—		$—		$22.15	4.09%	$457,976	112%		0.97%	0.97%	(0.04	) %
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		—		21.28	0.75	450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		—		21.19	12.67	894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		—		18.85	34.91	554,978	55		0.98	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00	)(f)	—		13.99	(40.92)	195,824	47		0.99	0.99	0.29
12/31/2007	21.58	(0.00)	2.10	2.10	—		—		23.68	9.73	226,712	190		1.00	1.00	(0.01)
Class B
06/30/2012	21.69	0.02	0.89	0.91	—		—		22.60	4.20	243	112		0.77	0.77	0.16
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		—		21.69	1.84	252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		—		21.43	12.96	227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		—		19.03	35.16	310	55		0.78	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		—		14.11	(40.81)	157	47		0.79	0.79	0.47
12/31/2007	21.72	0.04	2.12	2.16	—		—		23.88	9.94	210	190		0.80	0.80	0.19
JNL/WMC Balanced Fund
Class A
06/30/2012	16.81	0.16	0.77	0.93	—		—		17.74	5.53	2,132,953	63	(z)	0.74	0.74	1.81
12/31/2011	16.45	0.30	0.24	0.54	(0.18)		—		16.81	3.27	1,792,691	52	(z)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		—		16.45	10.83	1,290,162	46	(z)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		—		15.01	19.78	736,864	54	(z)	0.78	0.78	2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)		12.81	(20.79)	455,105	60	(z)	0.78	0.78	2.98
12/31/2007	17.35	0.48	0.81	1.29	(0.37)		(0.71)		17.56	7.49	526,511	41	(z)	0.78	0.78	2.62
Class B
06/30/2012	17.16	0.18	0.78	0.96	—		—		18.12	5.59	1,141	63	(z)	0.54	0.54	2.00
12/31/2011	16.77	0.34	0.25	0.59	(0.20)		—		17.16	3.50	1,230	52	(z)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		—		16.77	10.99	1,041	46	(z)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		—		15.29	20.08	855	54	(z)	0.58	0.58	2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)		13.03	(20.62)	662	60	(z)	0.58	0.58	3.21
12/31/2007	17.39	0.52	0.81	1.33	(0.17)		(0.71)		17.84	7.73	665	41	(z)	0.58	0.58	2.83
JNL/WMC Money Market Fund
Class A
06/30/2012	1.00	0.00	0.00	0.00	—		—		1.00	0.00	1,137,447	n/a		0.25	0.57	0.00	(aa)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	1,054,701	n/a		0.23	0.57	0.00	(aa)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.00	706,007	n/a		0.27	0.57	0.00	(aa)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.15 (ab)	1,140,511	n/a		0.47	0.57	0.16	(aa)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.20 (ac)	1,340,054	n/a		0.57	0.57	2.08
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		—		1.00	4.76	651,204	n/a		0.58	0.58	4.63
Class B
06/30/2012	1.00	0.00	0.00	0.00	—		—		1.00	0.00	9,005	n/a		0.25	0.37	0.00	(aa)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	8,547	n/a		0.23	0.37	0.00	(aa)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.00	7,245	n/a		0.27	0.37	0.00	(aa)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	—		1.00	0.21 (ab)	7,270	n/a		0.37	0.37	0.24	(aa)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.40 (ac)	7,220	n/a		0.37	0.37	2.32
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		—		1.00	4.97	4,617	n/a		0.38	0.38	4.84

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Value Fund
Class A
06/30/2012	$16.83	$0.19	$1.17	$1.36	$—	$—	$18.19	8.08%	$1,409,831	9%	0.78%	0.78%	2.06%
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)	—	16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	—	17.37	13.70	1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	—	15.41	23.98	762,013	42	0.82	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	0.83	1.97
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	0.83	1.39
Class B
06/30/2012	17.12	0.21	1.19	1.40	—	—	18.52	8.18	19,192	9	0.58	0.58	2.26
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)	—	17.12	(1.87)	17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	—	17.66	13.92	17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	—	15.65	24.18	14,220	42	0.62	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	0.63	2.13
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	0.63	1.59

*
Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL Disciplined Moderate Fund – January 16, 2007; JNL Disciplined Moderate Growth Fund – January 16, 2007; JNL Disciplined Growth Fund – January 16, 2007; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Commodity Securities Fund – January 16, 2007; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Eastspring Investments Asia ex-Japan Fund – December 3, 2007; JNL/Eastspring Investments China-India Fund – December 3, 2007; JNL/Franklin Templeton Founding Strategy Fund – January 16, 2007; JNL/Franklin Templeton Global Growth Fund – January 16, 2007; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Franklin Templeton International Small Cap Growth Fund – December 3, 2007; JNL/Franklin Templeton Mutual Shares Fund – January 16, 2007; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Goldman Sachs U.S. Equity Flex Fund – January 16, 2007; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Management 10 x 10 Fund – April 30, 2007; JNL/Mellon Capital Management Index 5 Fund – April 30, 2007; JNL/Mellon Capital Management Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Management European 30 Fund – October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Management Global Alpha Fund – September 28, 2009; JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PIMCO Real Return Fund – January 16, 2007; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008; JNL/S&P Competitive Advantage Fund – December 3, 2007; JNL/S&P Dividend Income & Growth Fund – December 3, 2007; JNL/S&P Intrinsic Value Fund – December 3, 2007; JNL/S&P Total Yield Fund - December 3, 2007; JNL/S&P 4 Fund – December 3, 2007.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)
Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Portfolio turnover rate is based on the Feeder Funds' or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and underlying funds' expenses.
(f)	Amount represents less than $0.005.
(g)
For the year ended December 31, 2011 and the period ended June 30, 2012, Consolidated Financial Statements. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. At the close of business on August 26, 2011, the Fund liquidated all of its interest in the Master Fund and received its pro rata share of cash, securities and receivables from the Master Fund. As a result of this liquidation, the Fund transitioned to a Sub-Advised Fund. For periods that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's expenses.

(h)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(i)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53% and 36% in 2010, 2011 and 2012, respectively.
(j)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(k)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(l)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.01%, 0.01% and 0.05% for Class A and B shares in 2007, 2008 and 2009, respectively.

(m)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 332%, 484%, 1,137%, 1,302%, 592% in 2007, 2009, 2010, 2011 and 2012, respectively. The Fund had no dollar roll transactions in 2008.

(n)
Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distibution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(o)
Includes dividend expense and borrowing fees on securities sold short for JNL/Goldman Sachs U.S. Equity Flex Fund of 1.06%, 0.40%, 0.37%, 0.72%, 0.88% and 0.39% for Class A and B shares in 2007, 2008, 2009, 2010, 2011 and 2012, respectively.

(p)
Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(q)	Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 217% in 2007. The Fund had no dollar roll transactions for the periods ending after 2007.
(r)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 52%, 52%, 90%, 83%, 106% and 47% in 2007, 2008, 2009, 2010, 2011 and 2012, respectively.

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

(s)
Includes interest expense on forward sales commitments, reverse repurchase agreements and treasury dollar rolls for JNL/PIMCO Real Return Fund of 0.02% and 0.03% for Class A and Class B shares in 2011 and 2012, respectively.

(t)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(u)	Includes borrowing fees for reverse repurchase agreements for JNL/PIMCO Total Return Bond Fund of less than 0.00% for Class A and Class B shares in 2011 and 2012.
(v)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 402% in 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(w)	Distribution amount for JNL/Red Rocks Listed Private Equity Fund includes a return of capital distribution which was less than $0.005 per share.
(x)
Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(y)	Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 78% for 2007. The Fund had no dollar roll transactions for periods ending after 2007.
(z)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 76%, 81%, 90%, 139% and 145% in 2007, 2008, 2009, 2010, 2011 and 2012, respectively.
(aa)
The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011 and 2012 was 0.06%, (0.30)%, (0.34)% and (0.32)%, respectively, for Class A, and 0.24%, (0.10)%, (0.14)% and (0.12)%, respectively, for Class B shares.

(ab)
Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(ac)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

Please add the following disclosure to “Appendix B”:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

This Supplement is dated August 27, 2012.

Supplement Dated August 27, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

On page 75, please add the disclosure for Kristen K. Leeman to the table:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Kristen K. Leeman (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2012 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (6/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

On pages 82 through 94, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of August 15, 2012, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 15, 2012, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/AQR Managed Futures Strategy Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	21,211,680.635	43.18%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	10,919,444.370	22.23%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	10,852,350.139	22.09%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	4,336,032.167	8.83%
JNL/AQR Managed Futures Strategy Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	100.00%
JNL/BlackRock Commodity Securities Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	11,175,774.413	9.11%
JNL/Brookfield Global Infrastructure Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	6,258,836.124	32.98%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	3,304,282.135	17.41%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	3,237,745.144	17.06%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	1,271,782.729	6.70%
JNL/Brookfield Global Infrastructure Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	88.86%
JNL/DFA U.S. Core Equity Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	10,730,541.790	29.09%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	4,025,505.390	10.91%
JNL/Eagle SmallCap Equity Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	5,225,403.916	12.15%
JNL/Eastspring Investments Asia ex-Japan Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,136.057	41.10%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	47,127,147.120	66.00%
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,000,000.000	14.40%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,000,000.000	12.00%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	4,500,000.000	10.80%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	4,420,432.587	10.61%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,000,000.000	7.12%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	2,499,150.704	6.00%
JNL/Franklin Templeton Global Multisector Bond Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	44.65%
JNL/Franklin Templeton Income Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	35,986,603.384	26.21%
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	2,960,431.522	8.79%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	2,330,452.925	6.92%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	2,219,290.001	6.59%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	43,119,089.376	49.61%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	5,915,339.568	14.46%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	5,086,948.363	12.43%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,492,172.177	8.53%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	14,534,224.914	15.18%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	13,896,168.409	14.52%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	11,480,010.869	11.99%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,723,416.369	15.15%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	6,650,838.184	10.36%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,972,826.496	9.30%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	4,474,311.332	6.97%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	3,587,963.202	5.59%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	19,643,547.145	23.75%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	12,312,183.675	14.88%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	9,519,307.396	11.51%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,525,812.226	6.68%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	421,696.450	45.89%
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,265.754	43.54%
JNL/Invesco Global Real Estate Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	9,190,165.302	9.56%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	4,864,571.300	5.06%
JNL/Invesco International Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	15,786,635.620	21.50%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	11,343,212.812	15.45%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,090,327.115	6.93%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,966,846.971	5.40%
JNL/Invesco Large Cap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	23,063,801.440	25.59%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	18,290,240.298	20.29%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	10,092,482.395	11.20%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	7,093,265.663	7.87%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	22,685,320.010	22.69%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	15,085,967.072	15.09%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	7,074,973.952	7.08%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,511,825.998	5.51%
JNL/JPMorgan MidCap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	8,211,897.777	27.85%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	3,543,632.051	12.02%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,206,941.055	10.88%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	16,968,742.987	15.27%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	16,305,628.005	14.67%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	14,134,207.371	12.72%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	10,633,746.190	9.35%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	9,269,539.114	8.15%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	5,763,891.019	5.07%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	7,540,332.339	31.49%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,612,444.204	19.26%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	3,646,492.929	15.23%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,167,109.537	13.23%
JNL/M&G Global Leaders Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	540,108.616	14.74%
JNL/M&G Global Leaders Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,073.384	85.52%
JNL/Mellon Capital Management Bond Index Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	26,877,398.402	18.89%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	24,032,693.687	16.89%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	23,525,972.732	16.54%
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,674,109.564	5.39%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	2,991,682.895	47.09%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	1,837,696.087	28.92%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	1,262,155.426	19.87%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	100.00%
JNL/Mellon Capital Management Emerging Markets Index Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	7,213,067.207	25.04%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	3,912,398.444	13.58%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	3,879,105.004	13.47%
JNL/Mellon Capital Management Emerging Markets Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	79.93%
JNL/Mellon Capital Management European 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,725.411	78.75%
JNL/Mellon Capital Management Global Alpha Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	18,958,501.832	39.49%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	9,892,885.691	20.61%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	9,807,983.273	20.43%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	3,852,172.179	8.02%
JNL/Mellon Capital Management Global Alpha Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,197.603	50.74%
JNL/Mellon Capital Management International Index Fund (Class A)
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	17,646,955.944	14.77%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	15,118,167.032	12.65%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	12,052,528.696	10.08%
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	8,536,201.289	7.14%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,163,284.442	5.16%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	6,098,798.079	5.10%
JNL/Mellon Capital Management International Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	879,184.835	46.87%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	1,477,314.557	19.32%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	883,732.485	11.56%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	701,117.863	9.17%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,131.846	62.86%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,191,873.054	11.76%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,900,841.077	8.01%
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	8,704,529.913	7.43%
JNL/Mellon Capital Management Small Cap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,950,535.474	10.84%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,679,254.279	6.38%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	4,258,356.736	5.81%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	3,912,237.402	5.34%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	3,848,994.814	5.25%
JNL/Mellon Capital Management Small Cap Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	412,194.647	45.62%
JNL/Morgan Stanley Mid Cap Growth Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	500,000.000	43.19%
JNL/Morgan Stanley Mid Cap Growth Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	99.83%
JNL/Neuberger Berman Strategic Income Fund (Class A)
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	781,265.456	20.51%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	206,869.039	5.43%
JNL/Neuberger Berman Strategic Income Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	99.97%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	8,235,115.365	13.20%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	8,210,281.972	13.16%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,091,101.227	8.16%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,645,542.72	7.45%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	27,588,433.817	10.92%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	23,343,956.818	9.24%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	16,163,677.303	6.40%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	15,921,639.583	6.30%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	19,299,486.283	5.28%
JNL/PPM America Floating Rate Income Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	10,994,108.486	21.67%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	9,595,106.889	18.91%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,394,807.587	18.52%
JNL/PPM America Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	1,341,786.398	8.90%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	1,341,786.398	8.90%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,355.271	74.21%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	723,655.622	99.59%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	23,230.330	84.24%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	15,938,072.021	20.80%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	8,378,795.515	10.94%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	8,261,119.396	10.78%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	24,912,221.006	40.53%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,338,880.721	10.31%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	5,785,564.05	9.41%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	25,446,143.717	24.97%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	26,716,574.551	43.35%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	5,266,448.206	8.55%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	4,178,182.730	6.78%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	30,618,058.838	63.66%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	3,479,127.948	7.23%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	16,680,823.949	16.80%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	13,329,755.575	13.43%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	7,144,891.343	7.20%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,996,065.780	5.03%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,020,484.090	5.48%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	31,142,549.340	21.65%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	29,438,924.179	20.47%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	25,650,246.677	17.84%
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	34,018,723.218	24.73%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	28,273,547.925	20.56%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	13,977,767.715	10.16%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	8,593,989.820	6.25%
JNL/WMC Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	21,396,203.789	27.19%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	16,233,339.673	20.63%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	8,735,195.505	11.10%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,683,239.619	7.22%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 15, 2012, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/American Funds Global Small Capitalization Fund (Class B)
	Hamersly Irrevocable Trust 13200 Southeast Nixon Milwaukie, OR 97222	2,677.329	27.58%
JNL/American Funds International Fund (Class B)
	Cynthia Wilson Henry Irrevocable Trust 222 State Road 60 East Lake Wales, FL 33853	3,699.369	27.06%
JNL/Franklin Templeton Income Fund (Class B)
	Anthony Pappas 3293 Bellwind Circle Viera, FL 32955	17,471.937	31.57%
JNL/M&G Global Basics Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, UT 84093	3,221.740	41.32%
JNL/Mellon Capital Management S&P 24 Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, FL 33805	9,268.548	27.71%
JNL/Mellon Capital Management Select Small-Cap Fund (Class B)
	Rosemarie T. Durbin 6708 Bridge Hill Cove Austin, TX 78746	2,970.472	30.90%
JNL/S&P Dividend Income & Growth Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, FL 33805	10,532.336	30.03%
JNL/T. Rowe Price Short-Term Bond Fund (Class B)
	Mark Collins 514 Southwest 336th Street Federal Way, WA 98023	4,626.430	27.88%
JNL/WMC Balanced Fund (Class B)
	Roden Insurance Trust 4800 E 42nd Street Suite 310 Odessa, TX 79762	25,787.609	40.99%

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

On page 113, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the table for Steven B. Raineri:

The following table reflects information as of May 31, 2012:

Steven B. Raineri	Number Of Accounts	Total Assets (Millions)
registered investment companies:	3	$2,891.8
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 114, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund

Security Ownership of Portfolio Managers	William J. Lippman	Bruce C. Baughman, CPA	Margaret McGee	Donald G. Taylor, CPA	Steven B. Raineri
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 124-125, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the tables for the JNL/Goldman Sachs Mid Cap Value Fund in their entirety and replace them with the following:

The following table reflects information as of June 30, 2012:

JNL/Goldman Sachs Mid Cap Value Fund

	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	9	$10,989	0	$0	7	$441
Andrew Braun	15	$15,651	2	$222	63	$6,132
Sean Gallagher	16	$15,765	2	$222	63	$6,132
Robert Crystal	5	$3,706	0	$0	12	$1,007
Sally Pope Davis	5	$3,706	0	$0	12	$1,007

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	0	$0	1	$16	1	$37
Andrew Braun	0	$0	1	$16	1	$37
Sean Gallagher	0	$0	1	$16	1	$37
Robert Crystal	0	$0	0	$0	1	$168
Sally Pope Davis	0	$0	0	$0	1	$168

On page 126, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Mid Cap Value Fund” in its entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Mid Cap Value Fund

Security Ownership of Portfolio Managers	Dolores Bamford	Andrew Braun	Sean Gallagher	Robert Crystal	Sally Pope Davis
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 128, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table for Saumen Chattopadhyay in its entirety and add the following tables in its place:

JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund

The following table reflects information as of April 30, 2012:

Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	28	$10,540
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Mark Pliska	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Deepesh Srivastava	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 129, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the the JNL/American Funds Balanced Allocation Fund, the JNL/American Fund Growth Allocation Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	Steven B. Young	Mark Pliska	Deepesh Srivastava
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 192, please add the disclosure following the first full paragraph:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

Effective October 1, 2012, on page 195, in the section “Other Accounts Managed by AFIS Master Fund Portfolio Counselors” please delete the table for AFIS Master Global Small Capitalization Fund and replace it with the following:

AFIS Master Global Small Capitalization Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Gordon Crawford	4	$146.5	0	$0	0	$0
Mark E. Denning	6	$199.3	1	$0.07	0	$0
J. Blair Frank	3	$162.5	0	$0	0	$0
Harold H. La	1	$6.7	0	$0	0	$0
Kristian Stromsoe	2	$91.5	0	$0	0	$0

Effective July 18, 2012, on page 196, in the section “Other Accounts Managed by AFIS Master Fund Portfolio Counselors” please delete the table for AFIS Master New World Fund and replace it with the following:

AFIS Master New World Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Carl M. Kawaja	4	$235.0	1	$1.09	0	$0
Nicholas J. Grace	3	$118.5	0	$0	0	$0
Robert H. Neithart	5	$65.8	6	$3.34	165	$3.95

This Supplement is dated August 27, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX9578 08/12

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b)	(1)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

	(2)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(3)	Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(c)		Not Applicable

(d)	(1)
Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(3)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(4)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(5)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(6)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(7)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(8)
Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(9)
Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(10)
Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(11)
Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(12)
Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(13)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(14)
Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(15)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(16)
Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(17)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(18)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(19)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(20)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(21)
Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

(22)
Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

(23)
Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(24)
Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(25)
Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(26)
Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(27)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(28)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(29)
Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(30)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(31)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(32)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(33)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(34)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(35)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(36)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(37)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(38)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(39)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(40)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(41)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(42)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(43)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(44)
Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(45)
Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(46)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(47)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(48)
Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(49)
Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(50)
Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(51)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(52)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(53)
Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(54)
Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(55)
Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(56)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(57)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(58)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(59)
Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(60)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(61)
Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(62)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(63)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(64)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(65)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(66)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(67)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(68)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(69)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(70)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(71)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(72)
Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(73)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(74)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(75)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(76)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(77)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(78)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(79)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(80)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(81)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(82)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(83)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(84)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(85)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(86)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(87)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(88)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(89)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(90)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(91)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(92)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(93)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(94)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(95)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(96)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(97)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(98)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(99)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(100)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(101)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(102)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(103)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(104)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(105)
Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(106)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(107)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(108)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(109)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(110)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(111)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(112)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(113)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(114)
Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(115)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(116)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(117)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(118)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(119)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(120)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(121)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(122)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(123)
Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(124)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(125)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(126)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(127)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(128)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(129)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(130)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(131)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(132)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(133)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(134)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(135)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(136)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(137)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(138)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3,  2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(139)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(140)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(141)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(142)
REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(143)
REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(144)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(145)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(146)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(147)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(148)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(149)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(150)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(151)
Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(152)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(153)
Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(154)
Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(155)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(156)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(157)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(158)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment 62 filed with the Securities and Exchange Commission on June 16, 2008.

(159)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(160)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(161)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(162)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(163)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(164)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(165)
Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(166)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(167)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(168)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(169)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(170)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(171)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(172)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(173)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(174)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(175)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(176)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated June 15, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(177)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(178)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(179)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(180)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management Limited dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(181)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(182)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC dated December 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(183)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(184)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(185)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(186)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Templeton Institutional, LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(187)
Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(188)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(189)
Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(190)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Red Rocks Capital LLC dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(191)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. dated June 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(192)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Invesco Advisers, Inc. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(193)
Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Advisers, Inc. (Sub-Adviser), Invesco Asset Management Ltd. (Sub-Sub-Adviser), and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(194)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P. dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(195)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(196)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(197)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust Company dated September 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(198)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and PPM America, Inc. dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(199)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(200)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(201)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc. effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(202)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(203)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(204)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Mutual Advisers, LLC effective February 11, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(205)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Goldman Sachs Asset Management, L.P., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(206)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Ivy Investment Management Company, effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(207)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Lazard Asset Management LLC, effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(208)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(209)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(210)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(211)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(212)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Standard & Poor’s Investment Advisory Services, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(213)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(214)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(215)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(216)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant, effective August 26, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(217)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and AQR Capital Management, LLC (for investment advisory services to JNL/AQR Managed Futures Strategy Fund Ltd.), effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(218)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and BlackRock Investment Management, LLC (for investment advisory services to JNL/BlackRock Global Allocation Fund Ltd.), effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(219)
Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(220)
Investment Advisory Agreement between Jackson National Asset Management, LLC, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(221)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, effective September 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(222)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective September 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(223)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Franklin Advisers, Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(224)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Brookfield Investment Management Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(225)
Investment Sub-Sub-Advisory Agreement between Brookfield Investment Management Inc. and AMP Capital Brookfield (US) LLC (as agreed to by the Registrant) effective December, 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(226)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(227)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company effective September 2, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(228)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated November 22, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(229)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(230)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor’s Investment Advisory Services, LLC, dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(231)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated December 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(232)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Capital Guardian Trust Company, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(233)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(234)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(235)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Dimensional Fund Advisors L.P., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(236)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Morgan Stanley Investment Management Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(237)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Neuberger Berman Fixed Income LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(238)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and UBS Global Asset Management (Americas), Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(239)
Revised Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC, and Registrant effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(240)
Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(241)
Amended and Restated Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited), effective February 14, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(242)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective June 13, 2012, attached hereto.

(e)	(1)
Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(2)
Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(3)
Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

(4)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(5)
Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(6)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(7)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

(8)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(9)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

(10)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(11)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

(12)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(13)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(14)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(15)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(16)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(17)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(18)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(19)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(20)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(21)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(22)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective  Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(23)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(24)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(25)
Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(26)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(27)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(28)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(29)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(30)
Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(31)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(32)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(33)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(34)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective May 24, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(35)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(36)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(37)
Revised Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(f)		Not Applicable.

(g)	(1)
Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

(2)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

(5)
Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(6)
Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(7)
Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(9)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(10)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(11)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(12)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(13)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(14)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(15)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(16)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(17)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(18)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(19)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(20)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(21)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(22)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(23)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(24)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(25)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(26)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(27)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(28)
Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(29)
Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(30)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(31)
International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(32)
Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(33)
Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(34)
Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(35)
Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(36)
Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(37)
Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(38)
Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(39)
Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(40)
Master Global Custody Agreement between JPMorgan Chase Bank, N.A., and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(41)
Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(42)
Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(43)
Revised Amendment effective April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(h)	(1)
Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

(2)
Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

(3)
Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

(4)
Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

(5)
Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

(6)
Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(7)
Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(8)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(9)
Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

(10)
Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(11)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(12)
Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on  September 26, 2002.

(13)
Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(14)
Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(15)
Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(16)
Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(17)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(18)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(19)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(20)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(21)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(22)
Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(23)
Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(24)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(25)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(26)
Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

(27)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(28)
Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(29)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(30)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(31)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(32)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(33)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(34)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

(35)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(36)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(37)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(38)
Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(39)
Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

(40)
Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(41)
Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(42)
Form of Plan of Reorganization of the JNL Series Trust, dated February 7, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(43)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(44)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(45)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(46)
Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective  Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(47)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(48)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(49)
Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(50)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(51)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(52)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(53)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(54)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(55)
Form of Amendment to Transfer Agency Agreement between Registrant and  Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(56)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(57)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(58)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(59)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(60)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(61)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(62)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Growth Fund (the "acquiring fund") and its JNL/S&P Growth Retirement Strategy Fund (the "acquired fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(63)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Moderate Growth Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(64)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management Small Cap Index Fund (the "Acquiring Fund") and its JNL/Lazard Small Cap Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(65)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(66)
Plan of Reorganization of the JNL Series Trust, dated April 3, 2009, (re its JNL/S&P Disciplined Moderate Fund (the "Acquiring Fund") and its JNL/S&P Moderate Retirement Strategy Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(67)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/Mellon Capital Management S&P 500 Index Fund (the "Acquiring Fund") and its JNL/PPM America Core Equity Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(68)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2015 Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(69)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Growth Fund (the "Acquiring Fund") and its JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund (the "Acquired Funds")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(70)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2009, (re its JNL/S&P Managed Moderate Fund (the "Acquiring Fund") and its JNL/S&P Retirement Income Fund (the "Acquired Fund")), incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(71)
Expense Limitation Agreement, dated October 1, 2009, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(72)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(73)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(74)
Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(75)
Expense Limitation Agreement, dated January 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(76)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(77)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(78)
Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(79)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(80)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(81)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated November 24, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(82)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(83)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(84)
Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

(85)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(86)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(87)
Amendment dated August 29, 2011 to Management Fee Waiver Agreement, dated May 1, 2010, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(88)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective August 26, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(89)
Administration Agreement between Jackson National Asset Management, LLC and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(90)
Administration Agreement between Jackson National Asset Management, LLC and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(91)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(92)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(93)
Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective November 22, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(94)
Revised Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(95)
Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(96)
Revised Amendment to Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(97)
Anti-Money Laundering Agreement between Registrant and Jackson, dated April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(98)
Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(99)
Amended and Restated Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective February 28, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(100)
Participation Agreement among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(101)
Participation Agreement among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(102)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective March 1, 2012, attached hereto.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, attached hereto.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(3)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

	(4)	Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(5)
Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(6)
Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(7)
Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

(8)
Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(9)	Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(10)	Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(11)	Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(12)	Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(13)	Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(14)	Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(15)	Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(16)	Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(17)	Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(18)	Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(19)	Distribution Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(20)	Distribution Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(21)	Distribution Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(22)	Distribution Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(23)	Distribution Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(24)	Distribution Plan, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

	(25)	Distribution Plan, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

	(26)	Revised Distribution Plan, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(n)	(1)	Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(2)	Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(3)	Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

	(4)	Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

	(5)	Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(6)	Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

	(7)	Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

	(8)	Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

	(9)	Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(10)	Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

	(11)	Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

	(12)	Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

	(13)	Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

	(14)	Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

	(15)	Multiple Class Plan, dated September 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

	(16)	Multiple Class Plan, dated May 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

	(17)	Multiple Class Plan, dated October 11, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

	(18)	Multiple Class Plan, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

	(19)	Multiple Class Plan, effective April 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 90 filed with the Securities and Exchange Commission on April 29, 2011.

	(20)	Multiple Class Plan, effective August 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

	(21)	Multiple Class Plan, effective December 12, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

	(22)	Revised Multiple Class Plan, effective April 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(2)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(3)	Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(4)	Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(5)	J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(6)	Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(7)	Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

	(8)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(9)	PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(10)	Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

	(11)	Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

(12)
Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(13)	T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

	(14)	OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(15)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

	(16)	AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

	(17)	Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

	(18)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

	(19)	Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(20)
OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(21)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(22)	Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

	(23)	The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

	(24)	Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(25)	PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(26)	Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

	(27)	Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

(28)
Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

	(29)	Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(30)
Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(31)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(32)
Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

(33)
Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(34)
T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

(35)
The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(36)
Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(37)
Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

(38)
Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(39)
Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

(40)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(41)
Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

(42)
Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

(43)
Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

	(44)	Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

(45)
Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(46)
Code of Ethics for Credit Suisse Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(47)	Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(48)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

(49)
Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

	(50)	Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

(51)
Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(52)	Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(53)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(54)
Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(55)
Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

	(56)	Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

(57)
Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(58)
Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(59)
Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(60)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(61)
Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(62)
Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(63)
Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by  reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(64)
Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(65)
Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(66)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(67)
Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(68)
Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

(69)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

(70)
Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

(71)
Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(72)
Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(73)
Code of Ethics for Franklin Templeton Investments, dated May  1, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(74)
Code of Ethics for INVESCO  Institutional (N.A.), Inc., dated June 5, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(75)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(76)
Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(77)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(78)
Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(79)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(80)
Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

(81)
Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT  H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(82)
Code of Ethics for Invesco Asset Management Limited, dated January  1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(83)
Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(84)
Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

	(85)	Code of Ethics for PPM America, Inc., dated March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(86)
Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

(87)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(88)
Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

(89)
Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(90)
Code of Ethics for Capital Guardian Trust Company, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(91)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(92)
Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(93)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

(94)
Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(95)
Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(96)
Code of Ethics for Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(97)
Code of Ethics for Invesco Asset Management Limited, dated March 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(98)
Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(99)
Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

(100)
Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(101)
Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(102)
Code of Ethics for M&G Investment Management Limited, dated February, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(103)
Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

	(104)	Code of Ethics for PPM America, Inc., dated March 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(105)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(106)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(107)
Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, incorporated by reference to Registrant's Post- Effective Amendment No. 72 filed with the Securities and Exchange Commission on June 15, 2009.

(108)
Code of Ethics for Capital Guardian Trust Company, dated June, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed with the Securities and Exchange Commission on September 23, 2009.

(109)
Code of Ethics for Credit Suisse Asset Management, LLC, dated July 9, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(110)
Code of Ethics for Eagle Asset Management, Inc., dated August 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(111)
Code of Ethics for Franklin Templeton Investments, LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

	(112)	Code of Ethics for Invesco Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(113)
Code of Ethics for Ivy Investment Management Company, dated November 19, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(114)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(115)
Code of Ethics for Mellon Capital Management Corporation, dated May, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(116)
Code of Ethics for Pacific Investment Management Company LLC, dated May 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(117)
Code of Ethics for PPM America, Inc., dated March 31, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(118)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated July 13, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(119)
Code of Ethics for Red Rocks Capital LLC, dated March 19, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(120)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated October 27, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(121)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on December 18, 2009.

(122)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on April 30, 2010.

(123)
Code of Ethics for BlackRock Investment Management, LLC, dated December 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(124)
Code of Ethics for Capital Guardian Trust Company, dated March 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(125)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated January 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(126)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(127)
Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(128)
Codes of Ethics for PPM America, Inc., dated February 12, 2010 and March 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(129)
Code of Ethics for Red Rocks Capital LLC, dated March 16, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(130)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with three attachments dated March 31, 2010 and the last attachment dated October 2009), incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(131)
Code of Ethics for Wellington Management Company, LLP, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on May 25, 2010.

(132)
Code of Ethics for Capital Guardian Trust Company, dated June 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(133)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated August 4, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 84 filed with the Securities and Exchange Commission on October 8, 2010.

(134)
Code of Ethics for BlackRock Investment Management, LLC, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(135)
Code of Ethics for Capital Guardian Trust Company, dated September 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(136)
Code of Ethics for Franklin Templeton Investments, LLC, revised May 1, 2010 (effective July 1, 2010), incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(137)
Code of Ethics for Invesco Asset Management Limited for Ireland and UK, dated April 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(138)
Code of Ethics for Ivy Investment Management Company, dated May 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(139)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 7, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(140)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(141)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated April 20, 2010 (with four attachments: 1) Securities Disclosure Policy, dated September 7, 2010; 2) Securities Disclosure Policy Addendum, dated March 31, 2010; 3) Securities Disclosure policy Addendum, dated September 7, 2010, and 4) 2010 McGraw-Hill Companies Code of Business Ethics revised October 2009), all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(142)
Code of Ethics for T. Rowe Price Associates, Inc., dated June 15, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed with the Securities and Exchange Commission on January 3, 2011.

(143)
Code of Ethics for AQR Capital Management, LLC, dated March 10, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(144)
Code of Ethics for Capital Guardian Trust Company, dated June, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(145)
Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(146)
Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated November 17, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(147)
Code of Ethics for Invesco Advisers, Inc., dated January 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(148)
Code of Ethics for Ivy Investment Management Company, dated May, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(149)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated April 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(150)
Code of Ethics for M&G Investment Management Limited, dated July 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(151)
Code of Ethics for OppenheimerFunds, Inc., dated June 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(152)
Code of Ethics for PPM America, Inc., version one dated January 31, 2011 and version two dated March 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(153)
Code of Ethics for Red Rocks Capital LLC, dated December 31, 2010, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(154)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated July 18, 2011 (with four attachments: 1) Securities Disclosure Policy, dated June 30, 2011; 2) Securities Disclosure Policy IAS Addendum, dated March 31, 2010; 3) Securities Disclosure policy ER Addendum, dated September 7, 2010, and 4) 2011 McGraw-Hill Companies Code of Business Ethics, all of which are incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(155)
Code of Ethics for T. Rowe Price Associates, Inc., dated May 20, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(156)
Code of Ethics for Jackson National Life Distributors LLC, dated April 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 26, 2011.

(157)
Code of Ethics for Brookfield Investment Management Inc., and AMP Capital Brookfield (US) LLC, dated March, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on September 9, 2011.

(158)
Code of Ethics for Brookfield Investment Management Inc., and AMP Capital Brookfield (US) LLC, dated August 16, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(159)
Code of Ethics for BlackRock Investment Management, LLC, dated April 27, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(160)
Code of Ethics for Capital Guardian Trust Company, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(161)
Code of Ethics for Invesco Asset Management Limited for Ireland dated April 1, 2010 and for the UK dated March 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(162)
Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(163)
Code of Ethics for Lazard Asset Management, LLC, dated January 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(164)
Code of Ethics for M&G Investment Management Limited, dated October 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on December 9, 2011.

(165)
Code of Ethics for Dimensional Fund Advisors L.P., dated July 1, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(166)
Code of Ethics for Morgan Stanley Investment Management Inc., dated September 28, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(167)
Code of Ethics for Neuberger Berman Fixed Income LLC, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(168)
Code of Ethics for UBS Global Asset Management (Americas), Inc., dated June 30, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on December 22, 2011.

(169)
Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(170)
Code of Ethics for Capital Guardian Trust Company, dated December 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

(171)
Code of Ethics for Prudential Asset Management (Singapore) Limited, dated October 25, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 104 filed with the Securities and Exchange Commission on April 26, 2012.

	(172)	Code of Ethics for BlackRock Investment Management, LLC, dated November 10, 2011, attached hereto.

	(173)	Code of Ethics for Capital Guardian Trust Company, dated March 2011, attached hereto.

	(174)	Code of Ethics for Dimensional Fund Advisers LP, dated December 31, 2011, attached hereto.

	(175)	Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2011, attached hereto.

	(176)	Code of Ethics for Franklin Templeton Investments, LLC, dated April 1, 2012, attached hereto.

	(177)	Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated February 6, 2012, attached hereto.

	(178)	Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, attached hereto.

	(179)	Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, attached hereto.

	(180)	Code of Ethics for Lazard Asset Management, LLC, dated January 2012, attached hereto.

(181)
Code of Conduct for Mellon Capital Management Corporation, dated October 2011; and  Personal Trading Policies and Procedures dated November 2007, which are collectively considered Mellon Capital Management Corporation’s Code of Ethics, each attached hereto.

	(182)	Code of Ethics for OppenheimerFunds, Inc., dated May 25, 2012, attached hereto.

	(183)	Code of Ethics for PPM America, Inc., version one dated March 1, 2012 and version two dated March 1, 2012, each attached hereto.

	(184)	Code of Ethics for Red Rocks Capital LLC, dated December 31, 2011, attached hereto.

(185)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated January 1, 2012 (with four attachments: 1) Securities Disclosure Policy, dated January 1, 2012; 2) Securities Disclosure Policy Addendum 1, dated June 2011; 3) Securities Disclosure Policy Addendum 2, dated June 2011, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2011, all of which are attached hereto.

	(186)	Code of Ethics for Wellington Management Company, LLP, dated October 19, 2010, attached hereto.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Bergandine, Buiter, Crosser, Leeman, Rhee and Woodworth contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present).

Robert A. Fritts	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to 12/31/2010).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Jay Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).
AQR Capital Management, LLC, BlackRock Investment Management, LLC; Brookfield Investment Management Inc., Capital Guardian Trust Company; Dimensional Fund Advisors L.P.; Eagle Asset Management, Inc.; Eastspring Investments (Singapore) Limited (formerly, Prudential Asset  Management (Singapore) Limited); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Advisers, Inc.; Invesco Asset Management Ltd.; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; Morgan Stanley Investment Management Inc., Neuberger Berman Fixed Income LLC, OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; UBS Global Asset Management (Americas), Inc., and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Investment Management, LLC	801-56972
Brookfield Investment Management Inc.	801-34605
Capital Guardian Trust Company	801-60145
Dimensional Fund Advisors L.P.	801-16283
Eagle Asset Management, Inc.	801-21343
Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited)	801-68252
Franklin Advisers, Inc.	801-26292
Franklin Advisory Services, LLC	801-51967
Franklin Mutual Advisers, LLC	801-53068
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
Goldman Sachs Asset Management International	801-38157
Invesco Advisers, Inc.	801-15211
Invesco Asset Management Ltd.	801-50197
Ivy Investment Management Company	801-61515
J.P. Morgan Investment Management Inc.	801-21011
Lazard Asset Management LLC	801-6568
M&G Investment Management Limited	801-21981
Mellon Capital Management Corporation	801-19785
Morgan Stanley Investment Management Inc.	801-15757
Neuberger Berman Fixed Income LLC	801-61757
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Red Rocks Capital LLC	801-67832
Standard & Poor's Investment Advisory Services, LLC	801-51431
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-856
UBS Global Asset Management (Americas), Inc.	801-34910
Wellington Management Company, llp	801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Gregory B. Salsbury 7601 Technology Way Denver, CO 80237	Executive Vice President, Distribution

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Doug Townsend 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan Wilson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Matthew Yellott 7601 Technology Way Denver, CO 80237	Assistant Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 24th day of August, 2012.

JNL SERIES TRUST
/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	August 24, 2012
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	August 24, 2012
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	August 24, 2012
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	August 24, 2012
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	August 24, 2012
James Henry
Trustee

/s/ Richard D. McLellan by Susan S. Rhee*	August 24, 2012
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	August 24, 2012
Mark D. Nerud
President and Trustee

/s/ Gerard A. M. Oprins by Susan S. Rhee*	August 24, 2012
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/ William R. Rybak by Susan S. Rhee*	August 24, 2012
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	August 24, 2012
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 24th day of August, 2012.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	August 24, 2012
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	August 24, 2012
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 24th day of August, 2012.

/s/ Mark D. Nerud by Susan S. Rhee*
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee*	August 24, 2012
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/ Mark D. Nerud by Susan S. Rhee*	August 24, 2012
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2012
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2012
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2012
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2012
Michelle Engler

/s/ James B. Henry	January 1, 2012
James B. Henry

/s/ Richard D. McLellan	January 1, 2012
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2012
Mark D. Nerud

/s/ William R. Rybak	January 1, 2012
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2012
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2012
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28		Exhibit Description

(d)	(242)	Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and T. Rowe Price Associates, Inc., effective June 13, 2012, attached hereto as EX 99.28(d)(242).

(h)	(102)	Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, effective March 1, 2012, attached hereto as EX 99.28(h)(102).

(i)		Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(j)		Consent of Auditors, attached hereto as EX 99.28(j).

(p)	(172)	Code of Ethics for BlackRock Investment Management, LLC, dated November 10, 2011, attached hereto as EX 99.28(p)(172).

	(173)	Code of Ethics for Capital Guardian Trust Company, dated March 2011, attached hereto as EX 99.28(p)(173).

	(174)	Code of Ethics for Dimensional Fund Advisers LP, dated December 31, 2011, attached hereto as EX 99.28(p)(174).

	(175)	Code of Ethics for Eagle Asset Management, Inc., dated December 31, 2011, attached hereto as EX 99.28(p)(175).

	(176)	Code of Ethics for Franklin Templeton Investments, LLC, dated April 1, 2012, attached hereto as EX 99.28(p)(176).

	(177)	Code of Ethics for Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, dated February 6, 2012, attached hereto as EX 99.28(p)(177).

	(178)	Code of Ethics for Jackson National Life Distributors LLC, dated March 2012, attached hereto as EX 99.28(p)(178).

	(179)	Code of Ethics for J.P. Morgan Investment Management Inc., dated July 15, 2011, attached hereto as EX 99.28(p)(179).

	(180)	Code of Ethics for Lazard Asset Management, LLC, dated January 2012, attached hereto as EX 99.28(p)(180).

(181)
Code of Conduct for Mellon Capital Management Corporation, dated October 2011; and  Personal Trading Policies and Procedures dated November 2007, which are collectively considered Mellon Capital Management Corporation’s Code of Ethics, each attached hereto as EX 99.28(p)(181).

	(182)	Code of Ethics for OppenheimerFunds, Inc., dated May 25, 2012, attached hereto as EX 99.28(p)(182).

	(183)	Code of Ethics for PPM America, Inc., version one dated March 1, 2012 and version two dated March 1, 2012, each attached hereto as EX 99.28(p)(183).

	(184)	Code of Ethics for Red Rocks Capital LLC, dated December 31, 2011, attached hereto as EX 99.28(p)(184).

(185)
Code of Ethics for Standard & Poor’s Investment Advisory Services, LLC, dated January 1, 2012 (with four attachments: 1) Securities Disclosure Policy, dated January 1, 2012; 2) Securities Disclosure Policy Addendum 1, dated June 2011; 3) Securities Disclosure Policy Addendum 2, dated June 2011, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2011, all of which are attached hereto as EX 99.28(p)(185).

	(186)	Code of Ethics for Wellington Management Company, LLP, dated October 19, 2010, attached hereto as EX 99.28(p)(186).